    SHAREHOLDERS APPROVE
    CHANGES TO MARKETMANAGER
    PORTFOLIOS  See first inside page

SCHWAB

MARKETMANAGER PORTFOLIOS(R)

    April 30, 2002

    SEMIANNUAL REPORT

 [PEOPLE VIEW COMPUTER]

    GROWTH PORTFOLIO

    BALANCED PORTFOLIO

    SMALL CAP PORTFOLIO

    INTERNATIONAL PORTFOLIO


                                                           [CHARLES SCHWAB LOGO]

[PHOTO OF CHARLES SCHWAB]

Dear Shareholder,

During these six months, investor confidence was tested by concerns about corporate accounting practices and economic weakness. While many investors remain nervous, there's nothing here that challenges the belief that the best way to create wealth is by participating in the financial markets.

The historical record is very clear. You're usually better off in the market than out of it. If you're waiting to find that perfect entry point, you're actually taking one of the biggest risks of all: the risk of losing out on higher long-term returns. Maintaining a diversified portfolio and staying in the market are still the best strategies for reaching your financial goals.

By investing in SchwabFunds(R), you have already taken an important step in building a portfolio that can help you achieve your financial goals. On behalf of all of us at SchwabFunds, thank you for the trust that you have placed in us.


Sincerely,

/s/ Charles Schwab
------------------
Charles Schwab



SCHWAB
MarketManager
Portfolios(R)


SEMIANNUAL REPORT
November 1, 2001 - April 30, 2002

   1   Market Overview

   5   Growth Portfolio

   14  Balanced Portfolio

   23  Small Cap Portfolio

   32  International Portfolio

   40  Financial Notes

       -------------------------------------------------------------------------

   44  HOW TO READ THIS REPORT

       An illustrated guide to the financials, along with a glossary.

-------------------------------------------------------------------------------

   SHAREHOLDERS APPROVE PROPOSED CHANGES.

   On May 28, 2002, Schwab MarketManager Portfolio shareholders approved the recently proposed changes to the portfolios. As a result, the portfolios will be shifting from the current multi-fund strategy to a multi-manager strategy. In addition, the Growth Portfolio will become an all-equity fund.

   The new changes hold potential benefits for shareholders, including a more customized management approach for each fund, lower expected annual costs, access to a broader range of money managers and more complete information about fund holdings.

   In addition, the portfolios have been renamed the Schwab MarketMaster Funds(TM).

-------------------------------------------------------------------------------

MARKET OVERVIEW

SHORT RECESSION GIVES WAY TO A LUKEWARM ECONOMIC RECOVERY.

The six months covered by this report saw the U.S. economy showing definite signs of improvement after the brief and mild recession that began in March 2001. However, by the end of the report period the recovery was still relatively tepid, with few economic measures appearing healthy and others still not showing clear signs of improvement.

On the positive side, Gross Domestic Product (GDP), after surprising many economists with a positive fourth quarter 2001, grew at an annualized rate of 5.6% during Q1 2002 (see chart, page 2). In March, consumer confidence posted its largest one-month gain since 1991 but then faltered slightly in April. Also in April, the Institute for Supply Management reported growth in both the manufacturing and non-manufacturing segments of the economy.

[PHOTO OF WAREHOUSE]

However, business investment continued to be lethargic. Orders for durable goods fell 0.6% in March, led by continued weakness in telecom installations and office building construction. After five straight quarters of decline, business spending on equipment and software was flat, potentially indicating a bottom but not yet a return to growth. Much of the GDP growth can be traced to businesses rebuilding


ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes (as represented by indices) during the report period.

[LINE CHART]

              Lehman Brothers                                                                    Three-Month
              U.S. Aggregate         MSCI-EAFE(R)          Russell           S&P 500(R)         U.S. Treasury
                Bond Index             Index             2000(R) Index         Index           Bills (T-Bills)
02-Nov-01          -0.42                1.16                 1.15               2.59                 0.02
09-Nov-01           0.04                3.32                 2.35               5.72                  0.1
16-Nov-01          -2.01                   4                 5.48               7.45                 0.11
23-Nov-01          -2.34                3.56                 7.15               8.55                 0.14
30-Nov-01          -1.38                3.75                 7.74               7.67                 0.21
07-Dec-01          -2.84                5.35                12.55               9.46                 0.26
14-Dec-01          -2.82                1.51                10.27               6.13                 0.28
21-Dec-01          -2.39                1.92                13.26               8.19                 0.32
28-Dec-01          -2.45                3.89                15.58               9.71                 0.35
04-Jan-02          -2.24                6.08                16.91              10.93                 0.39
11-Jan-02          -0.76                2.99                14.75               8.38                 0.45
18-Jan-02          -0.92                1.06                11.11               6.68                 0.47
25-Jan-02          -1.44               -0.04                12.29               7.22                 0.48
01-Feb-02          -1.01               -1.19                12.48               6.28                 0.51
08-Feb-02          -0.68               -2.59                 9.38               3.82                 0.55
15-Feb-02          -0.46               -0.15                10.02               4.58                 0.58
22-Feb-02          -0.27               -2.28                 9.07               3.22                 0.61
01-Mar-02          -0.66                0.89                12.21               7.36                 0.64
08-Mar-02          -1.79                 6.7                17.29              10.43                 0.67
15-Mar-02          -1.98                6.54                17.15              10.61                 0.69
22-Mar-02          -2.07                5.23                17.93               8.95                 0.73
29-Mar-02           -1.9                4.95                18.95               8.92                 0.78
05-Apr-02          -0.93                4.94                16.93               6.58                 0.82
12-Apr-02          -0.69                3.11                21.11               5.47                 0.86
19-Apr-02          -0.46                6.42                21.58               6.81                 0.89
26-Apr-02           0.09                5.41                17.86               2.17                 0.92

S&P 500(R) INDEX: measures U.S. large-cap stocks

RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations


These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).

--------------------------------------------------------------------------------

     Although unemployment rose during most of the report period, it is still not high by historical standards.

--------------------------------------------------------------------------------

MARKET OVERVIEW Continued


inventories. However, inventory activity is likely to slow--especially since consumer confidence, after its big March increase, fell again in April as consumers became wary of rising energy prices and tensions in the Mideast.

UNEMPLOYMENT REACHES SEVEN AND A HALF-YEAR HIGH, BUT PACE OF INCREASE SLOWS.

[PHOTO OF MAN]

After reaching new lows in 2000, the U.S. unemployment rate began rising rapidly in 2001. By the end of December 2001 it was at 5.8%, the highest level in over six years. After dropping a bit in January and February 2002, unemployment rose again in March and April, reaching its highest level since August, 1994. The rise in the unemployment rate has slowed so far in 2002, but continuing claims reached a 20-year high. Until the effects of the economic recovery reach the job market, further increases in unemployment may occur. Meanwhile, inflation remained low, in part because employers have enjoyed extremely strong worker productivity, which has helped stabilize labor costs and consumer prices.


ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.
--------------------------------------------------------------------------------

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

Growth of 1.7% in Q4 2001 pleasantly surprised many, as did Q1 2002 growth of 5.6%.

[BAR CHART]

Q2 1992                3.8
Q3 1992                3.1
Q4 1992                5.4
Q1 1993               -0.1
Q2 1993                2.5
Q3 1993                1.8
Q4 1993                6.2
Q1 1994                3.4
Q2 1994                5.7
Q3 1994                2.2
Q4 1994                  5
Q1 1995                1.5
Q2 1995                0.8
Q3 1995                3.1
Q4 1995                3.2
Q1 1996                2.9
Q2 1996                6.8
Q3 1996                  2
Q4 1996                4.6
Q1 1997                4.4
Q2 1997                5.9
Q3 1997                4.2
Q4 1997                2.8
Q1 1998                6.1
Q2 1998                2.2
Q3 1998                4.1
Q4 1998                6.7
Q1 1999                3.1
Q2 1999                1.7
Q3 1999                4.7
Q4 1999                8.3
Q1 2000                2.3
Q2 2000                5.7
Q3 2000                1.3
Q4 2000                1.9
Q1 2001                1.3
Q2 2001                0.3
Q3 2001               -1.3
Q4 2001                1.7
Q1 2002                5.6

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see an increase in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

-------------------------------------------------------------------------------
     Inflation doesn't appear to be a problem for now. But convincing evidence of an economic revival could lead to interest rate increases.
-------------------------------------------------------------------------------


SLIM GAINS FOR LARGE-CAP STOCKS; SMALL-CAPS, INTERNATIONAL DO WELL.

[PHOTO OF ASSEMBLY LINE]

Signs that an economic recovery was in sight, continued low interest rates, and some positive Q1 2002 earnings surprises were not enough to significantly increase stock prices of large-size U.S. companies (see chart, page 1). One reason appears to have been the high prices of these stocks compared to earnings. Companies have worked to improve earnings by trimming costs, but any sustained earnings improvement will likely come only with stronger demand for goods and services. Lingering concerns over accounting issues, high corporate debt levels, and the excesses of the tech market bubble further undermined investor confidence in large-cap stocks.

In contrast, international stocks performed relatively well for U.S. investors, as gains were amplified by a weakening U.S. dollar. Small-cap companies were a definite bright spot during the period, as investors saw them being less affected by accounting indiscretions and high-valuation concerns. Bonds were flat for the period while Treasuries were slightly positive.

-------------------------------------------------------------------------------

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

After a decade of declines, unemployment rose sharply, reaching 6.0% in April 2002--over two percentage points above its three-decade low of 3.9% in 2000.

[LINE CHART]

                      Unemployment Rate
31-Mar-92             7.4
   Apr-92             7.4
   May-92             7.6
   Jun-92             7.8
   Jul-92             7.7
   Aug-92             7.6
   Sep-92             7.6
   Oct-92             7.3
   Nov-92             7.4
   Dec-92             7.4
   Jan-93             7.3
   Feb-93             7.1
   Mar-93               7
   Apr-93             7.1
   May-93             7.1
   Jun-93               7
   Jul-93             6.9
   Aug-93             6.8
   Sep-93             6.7
   Oct-93             6.8
   Nov-93             6.6
   Dec-93             6.5
   Jan-94             6.8
   Feb-94             6.6
   Mar-94             6.5
   Apr-94             6.4
   May-94             6.1
   Jun-94             6.1
   Jul-94             6.3
   Aug-94               6
   Sep-94             5.8
   Oct-94             5.8
   Nov-94             5.6
   Dec-94             5.5
   Jan-95             5.6
   Feb-95             5.4
   Mar-95             5.3
   Apr-95             5.8
   May-95             5.8
   Jun-95             5.6
   Jul-95             5.6
   Aug-95             5.7
   Sep-95             5.6
   Oct-95             5.5
   Nov-95             5.7
   Dec-95             5.6
   Jan-96             5.6
   Feb-96             5.5
   Mar-96             5.6
   Apr-96             5.5
   May-96             5.6
   Jun-96             5.3
   Jul-96             5.5
   Aug-96             5.1
   Sep-96             5.2
   Oct-96             5.2
   Nov-96             5.3
   Dec-96             5.4
   Jan-97             5.3
   Feb-97             5.3
   Mar-97             5.1
   Apr-97               5
   May-97             4.7
   Jun-97               5
   Jul-97             4.7
   Aug-97             4.9
   Sep-97             4.7
   Oct-97             4.7
   Nov-97             4.6
   Dec-97             4.7
   Jan-98             4.5
   Feb-98             4.6
   Mar-98             4.6
   Apr-98             4.3
   May-98             4.3
   Jun-98             4.5
   Jul-98             4.5
   Aug-98             4.5
   Sep-98             4.5
   Oct-98             4.5
   Nov-98             4.4
   Dec-98             4.3
   Jan-99             4.3
   Feb-99             4.4
   Mar-99             4.2
   Apr-99             4.3
   May-99             4.2
   Jun-99             4.3
   Jul-99             4.3
   Aug-99             4.2
   Sep-99             4.2
   Oct-99             4.1
   Nov-99             4.1
   Dec-99             4.1
   Jan-00               4
   Feb-00             4.1
   Mar-00             4.1
   Apr-00             3.9
   May-00             4.1
   Jun-00               4
   Jul-00               4
   Aug-00             4.1
   Sep-00             3.9
   Oct-00             3.9
   Nov-00               4
   Dec-00               4
   Jan-01             4.2
   Feb-01             4.2
   Mar-01             4.3
   Apr-01             4.5
   May-01             4.4
   Jun-01             4.5
   Jul-01             4.5
   Aug-01             4.9
   Sep-01             4.9
   Oct-01             5.4
   Nov-01             5.6
   Dec-01             5.8
   Jan-02             5.6
   Feb-02             5.5
   Mar-02             5.7
30-Apr-02               6

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.



MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 1.6% for the 12 months ended April 30, 2002 (2.5% if food and energy are excluded). ECI rose 3.9% for the 12 months ended March 31, 2002.

[LINE CHART]

                  Consumer                           Employment
Date             Price Index           Date          Cost Index
31-Mar-92            3.2            30-Jun-92            3.6
   Apr-92            3.2               Sep-92            3.5
   May-92              3               Dec-92            3.5
   Jun-92            3.1               Mar-93            3.5
   Jul-92            3.2               Jun-93            3.6
   Aug-92            3.1               Sep-93            3.6
   Sep-92              3               Dec-93            3.5
   Oct-92            3.2               Mar-94            3.2
   Nov-92              3               Jun-94            3.2
   Dec-92            2.9               Sep-94            3.2
   Jan-93            3.3               Dec-94              3
   Feb-93            3.2               Mar-95            2.9
   Mar-93            3.1               Jun-95            2.9
   Apr-93            3.2               Sep-95            2.7
   May-93            3.2               Dec-95            2.7
   Jun-93              3               Mar-96            2.8
   Jul-93            2.8               Jun-96            2.9
   Aug-93            2.8               Sep-96            2.8
   Sep-93            2.7               Dec-96            2.9
   Oct-93            2.8               Mar-97            2.9
   Nov-93            2.7               Jun-97            2.8
   Dec-93            2.7               Sep-97              3
   Jan-94            2.5               Dec-97            3.3
   Feb-94            2.5               Mar-98            3.3
   Mar-94            2.5               Jun-98            3.5
   Apr-94            2.4               Sep-98            3.7
   May-94            2.3               Dec-98            3.4
   Jun-94            2.5               Mar-99              3
   Jul-94            2.8               Jun-99            3.2
   Aug-94            2.9               Sep-99            3.1
   Sep-94              3               Dec-99            3.4
   Oct-94            2.6               Mar-00            4.3
   Nov-94            2.7               Jun-00            4.4
   Dec-94            2.7               Sep-00            4.3
   Jan-95            2.8               Dec-00            4.1
   Feb-95            2.9               Mar-01            4.1
   Mar-95            2.9               Jun-01            3.9
   Apr-95            3.1               Sep-01            4.1
   May-95            3.2               Dec-01            4.1
   Jun-95              3            31-Mar-02            3.9
   Jul-95            2.8
   Aug-95            2.6
   Sep-95            2.5
   Oct-95            2.8
   Nov-95            2.6
   Dec-95            2.5
   Jan-96            2.7
   Feb-96            2.7
   Mar-96            2.8
   Apr-96            2.9
   May-96            2.9
   Jun-96            2.8
   Jul-96              3
   Aug-96            2.9
   Sep-96              3
   Oct-96              3
   Nov-96            3.3
   Dec-96            3.3
   Jan-97              3
   Feb-97              3
   Mar-97            2.8
   Apr-97            2.5
   May-97            2.2
   Jun-97            2.3
   Jul-97            2.2
   Aug-97            2.2
   Sep-97            2.2
   Oct-97            2.1
   Nov-97            1.8
   Dec-97            1.7
   Jan-98            1.6
   Feb-98            1.4
   Mar-98            1.4
   Apr-98            1.4
   May-98            1.7
   Jun-98            1.7
   Jul-98            1.7
   Aug-98            1.6
   Sep-98            1.5
   Oct-98            1.5
   Nov-98            1.5
   Dec-98            1.6
   Jan-99            1.7
   Feb-99            1.6
   Mar-99            1.7
   Apr-99            2.3
   May-99            2.1
   Jun-99              2
   Jul-99            2.1
   Aug-99            2.3
   Sep-99            2.6
   Oct-99            2.6
   Nov-99            2.6
   Dec-99            2.7
   Jan-00            2.7
   Feb-00            3.2
   Mar-00            3.7
   Apr-00              3
   May-00            3.1
   Jun-00            3.7
   Jul-00            3.7
   Aug-00            3.4
   Sep-00            3.5
   Oct-00            3.4
   Nov-00            3.4
   Dec-00            3.4
   Jan-01            3.7
   Feb-01            3.5
   Mar-01            2.9
   Apr-01            3.3
   May-01            3.6
   Jun-01            3.2
   Jul-01            2.7
   Aug-01            2.7
   Sep-01            2.6
   Oct-01            2.1
   Nov-01            1.9
   Dec-01            1.6
   Jan-02            1.1
   Feb-02            1.1
   Mar-02            1.5
30-Apr-02            1.6

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

MARKET OVERVIEW Continued


LOOKING AHEAD: NEGATIVE FACTORS SEEM UNLIKELY TO DERAIL RECOVERY.

The Federal Reserve (the Fed) now appears likely to keep interest rates low until August, and perhaps longer if the recovery has not gathered sufficient strength by then. As noted earlier, unemployment has shown signs of stabilizing, and the stock market has held its ground in the face of high valuations.

At the same time, we don't expect the recovery to pick up momentum anytime soon. Consumer spending is already strong (atypically, it remained so through most of this past recession), and inventories are already largely back to normal, so further major increases in these areas don't seem likely for now. Looking forward, we see several factors that could weaken or delay the recovery. A falling dollar could make U.S. securities unattractive to foreign investors. Consumer spending may at last falter. The war against terrorism could involve unexpected costs, and threats to world political stability could drive up petroleum prices. Concerns over accounting issues continue to hover over the markets and earnings could be lower as companies adopt more conservative accounting methods. In spite of these issues, however, the overall economic outlook remains positive.

[PHOTO OF PEOPLE AT MALL]

--------------------------------------------------------------------------------

S&P 500(R) PRICE/EARNINGS RATIO (P/E)
Dollar-weighted average P/E for all stocks in the index

The earnings portion of the P/E ratio further deteriorated during the report period. Consequently, the P/E ratio increased rapidly before declining in April to 46.3 -- significantly above its 30-year average of 17.0.

[LINE CHART]

                                    S&P 500
                  S&P 500          P/E Ratio
                 P/E Ratio       30-Year Average
31-Mar-92          25.51             16.97
   Apr-92          26.03             16.97
   May-92          25.22             16.97
   Jun-92          25.23             16.97
   Jul-92          26.08             16.97
   Aug-92          24.22             16.97
   Sep-92           24.7             16.97
   Oct-92          24.64             16.97
   Nov-92           23.8             16.97
   Dec-92          24.31             16.97
   Jan-93          24.29             16.97
   Feb-93          24.44             16.97
   Mar-93          23.48             16.97
   Apr-93          22.92             16.97
   May-93          22.96             16.97
   Jun-93           22.9             16.97
   Jul-93          22.91             16.97
   Aug-93          24.21             16.97
   Sep-93          23.77             16.97
   Oct-93          24.04             16.97
   Nov-93          22.52             16.97
   Dec-93          22.95             16.97
   Jan-94          22.98             16.97
   Feb-94          21.17             16.97
   Mar-94          20.34             16.97
   Apr-94           20.1             16.97
   May-94          20.16             16.97
   Jun-94          19.77             16.97
   Jul-94          18.63             16.97
   Aug-94          18.91             16.97
   Sep-94          18.32             16.97
   Oct-94          17.51             16.97
   Nov-94          16.56             16.97
   Dec-94          16.98             16.97
   Jan-95          16.05             16.97
   Feb-95          16.22             16.97
   Mar-95          16.47             16.97
   Apr-95             16             16.97
   May-95          16.45             16.97
   Jun-95          16.77             16.97
   Jul-95          16.61             16.97
   Aug-95          16.18             16.97
   Sep-95          16.85             16.97
   Oct-95          16.18             16.97
   Nov-95          17.86             16.97
   Dec-95          17.41             16.97
   Jan-96          18.29             16.97
   Feb-96          18.57             16.97
   Mar-96          18.94             16.97
   Apr-96          19.16             16.97
   May-96          19.48             16.97
   Jun-96           19.3             16.97
   Jul-96          18.31             16.97
   Aug-96          18.62             16.97
   Sep-96          19.73             16.97
   Oct-96          19.59             16.97
   Nov-96          21.06             16.97
   Dec-96          20.77             16.97
   Jan-97          20.52             16.97
   Feb-97          20.95             16.97
   Mar-97          19.87             16.97
   Apr-97          20.23             16.97
   May-97          21.45             16.97
   Jun-97          22.44             16.97
   Jul-97          23.99             16.97
   Aug-97          22.74             16.97
   Sep-97             24             16.97
   Oct-97          22.84             16.97
   Nov-97          24.12             16.97
   Dec-97          24.53             16.97
   Jan-98          25.03             16.97
   Feb-98          26.49             16.97
   Mar-98          27.98             16.97
   Apr-98          26.69             16.97
   May-98          26.15             16.97
   Jun-98          27.27             16.97
   Jul-98          26.94             16.97
   Aug-98           22.9             16.97
   Sep-98          24.35             16.97
   Oct-98          28.07             16.97
   Nov-98          30.31             16.97
   Dec-98          32.15             16.97
   Jan-99           33.9             16.97
   Feb-99          32.64             16.97
   Mar-99          33.92             16.97
   Apr-99           33.9             16.97
   May-99          32.74             16.97
   Jun-99           34.7             16.97
   Jul-99          31.31             16.97
   Aug-99          31.21             16.97
   Sep-99          30.39             16.97
   Oct-99          30.41             16.97
   Nov-99          30.65             16.97
   Dec-99          32.53             16.97
   Jan-00          29.78             16.97
   Feb-00          28.59             16.97
   Mar-00           31.5             16.97
   Apr-00          29.41             16.97
   May-00          28.82             16.97
   Jun-00          29.31             16.97
   Jul-00          28.94             16.97
   Aug-00          30.35             16.97
   Sep-00          28.64             16.97
   Oct-00           27.5             16.97
   Nov-00          25.42             16.97
   Dec-00          25.39             16.97
   Jan-01          27.96             16.97
   Feb-01          25.32             16.97
   Mar-01           24.1             16.97
   Apr-01          28.14             16.97
   May-01          28.58             16.97
   Jun-01          28.77             16.97
   Jul-01          33.36             16.97
   Aug-01          31.32             16.97
   Sep-01          34.22             16.97
   Oct-01          41.31             16.97
   Nov-01          46.05             16.97
   Dec-01           48.3             16.97
   Jan-02          60.74             16.97
   Feb-02           60.6             16.97
   Mar-02          62.26             16.97
30-Apr-02          46.28             16.97

P/E is stock price divided by earnings per share (for one company or, as here, an entire index). P/E indicates the value that investors have placed on a stock, or group of them. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.

Data source: Bloomberg L.P.

YIELDS OF U.S. TREASURY BONDS
Effective yields of five-year and ten-year Treasuries

The report period saw the last of the Fed's long string of interest rate cuts, which boosted prices modestly and left yields at very low levels.

[LINE CHART]

                   5-Year         10-Year
                 Treasuries      Treasuries
31-Mar-92           6.92            7.53
   Apr-92           6.88            7.58
   May-92            6.6            7.32
   Jun-92           6.27            7.12
   Jul-92           5.82            6.71
   Aug-92           5.58             6.6
   Sep-92           5.32            6.35
   Oct-92           5.89            6.79
   Nov-92           6.22            6.94
   Dec-92           5.99            6.69
   Jan-93           5.55            6.36
   Feb-93           5.21            6.02
   Mar-93           5.24            6.02
   Apr-93           5.11            6.01
   May-93           5.37            6.15
   Jun-93           5.05            5.78
   Jul-93           5.15            5.81
   Aug-93           4.79            5.45
   Sep-93           4.77            5.38
   Oct-93           4.85            5.43
   Nov-93           5.16            5.82
   Dec-93           5.21            5.79
   Jan-94           5.02            5.64
   Feb-94           5.57            6.13
   Mar-94           6.23            6.74
   Apr-94           6.64            7.04
   May-94           6.76            7.15
   Jun-94           6.95            7.32
   Jul-94           6.73            7.11
   Aug-94            6.8            7.17
   Sep-94           7.28             7.6
   Oct-94           7.49            7.81
   Nov-94           7.79            7.91
   Dec-94           7.83            7.82
   Jan-95           7.51            7.58
   Feb-95           7.04             7.2
   Mar-95           7.07             7.2
   Apr-95           6.88            7.06
   May-95           6.05            6.28
   Jun-95           5.97             6.2
   Jul-95           6.16            6.43
   Aug-95           6.07            6.28
   Sep-95           6.02            6.18
   Oct-95           5.81            6.02
   Nov-95           5.52            5.74
   Dec-95           5.38            5.57
   Jan-96           5.24            5.58
   Feb-96           5.73             6.1
   Mar-96           6.09            6.33
   Apr-96           6.41            6.67
   May-96           6.63            6.85
   Jun-96           6.46            6.71
   Jul-96           6.57            6.79
   Aug-96           6.73            6.94
   Sep-96           6.46             6.7
   Oct-96           6.07            6.34
   Nov-96           5.83            6.04
   Dec-96           6.21            6.42
   Jan-97           6.25            6.49
   Feb-97           6.39            6.55
   Mar-97           6.75             6.9
   Apr-97           6.57            6.72
   May-97            6.5            6.66
   Jun-97           6.38             6.5
   Jul-97            5.9            6.01
   Aug-97           6.22            6.34
   Sep-97           5.99             6.1
   Oct-97           5.71            5.83
   Nov-97           5.84            5.87
   Dec-97           5.71            5.74
   Jan-98           5.38            5.51
   Feb-98           5.59            5.62
   Mar-98           5.62            5.65
   Apr-98           5.64            5.67
   May-98           5.55            5.55
   Jun-98           5.47            5.45
   Jul-98            5.5            5.49
   Aug-98            4.8            4.98
   Sep-98           4.22            4.42
   Oct-98           4.23            4.61
   Nov-98           4.48            4.71
   Dec-98           4.54            4.65
   Jan-99           4.55            4.65
   Feb-99           5.22            5.29
   Mar-99            5.1            5.24
   Apr-99           5.21            5.35
   May-99           5.58            5.62
   Jun-99           5.65            5.78
   Jul-99           5.79             5.9
   Aug-99           5.87            5.97
   Sep-99           5.75            5.88
   Oct-99           5.96            6.02
   Nov-99           6.11            6.19
   Dec-99           6.34            6.44
   Jan-00           6.68            6.67
   Feb-00            6.6            6.41
   Mar-00           6.31               6
   Apr-00           6.54            6.21
   May-00           6.52            6.27
   Jun-00           6.19            6.03
   Jul-00           6.15            6.03
   Aug-00           5.97            5.73
   Sep-00           5.85             5.8
   Oct-00           5.81            5.75
   Nov-00           5.43            5.47
   Dec-00           4.98            5.11
   Jan-01           4.77            5.11
   Feb-01           4.66             4.9
   Mar-01           4.56            4.92
   Apr-01           4.89            5.34
   May-01           4.91            5.38
   Jun-01           4.95            5.41
   Jul-01           4.53            5.05
   Aug-01           4.38            4.83
   Sep-01            3.8            4.59
   Oct-01           3.48            4.23
   Nov-01           4.06            4.75
   Dec-01            4.3            5.05
   Jan-02           4.37            5.03
   Feb-02           4.19            4.88
   Mar-02           4.81             5.4
30-Apr-02           4.41            5.09

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.

Data source: Bloomberg L.P.

With an emphasis on stock investments, this fund could be appropriate for investors who seek long-term growth and can tolerate a greater degree of volatility.

SCHWAB

GROWTH PORTFOLIO

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, a vice president of the adviser, is responsible for the overall management of the Schwab MarketManager Portfolios(R). Prior to joining the firm in October 1997, he worked for more than eight years in asset allocation and manager selection.

TICKER SYMBOL     SWOGX

[GRAPHIC]

                           INVESTMENT STYLE 1
MARKET CAP 1         VALUE        BLEND      GROWTH
LARGE                 / /          /x/         / /
MEDIUM                / /          / /         / /
SMALL                 / /          / /         / /

THE PORTFOLIO SEEKS CAPITAL GROWTH.

MANAGER'S PERSPECTIVE

DURING THE REPORT PERIOD, SMALL-CAP VALUE STOCKS PROVIDED THE BEST RETURNS WHEN COMPARED TO MOST OTHER ASSET CLASSES. Large-cap growth stocks were among the worst-performing asset classes, actually posting slightly negative returns for the period. Accordingly, our value and small-cap holdings continued to be among our best performers, with Oakmark Select, Berger Small Cap Value and Wasatch Core Growth providing the portfolio with some of its strongest gains.2

THE FUND REMAINED OVERWEIGHT IN THE LARGE-CAP CATEGORY FOR MOST OF THE REPORT PERIOD. Small-cap and international holdings were underweighted compared to their benchmarks. In the large and small-cap categories, the value style was generally overweighted versus the growth style throughout most of the period. However, as the period progressed, the weightings of growth and value converged to be nearly equal. Among our international investments, growth was slightly overweighted relative to value.

THE PORTFOLIO ENDED THE PERIOD JUST ABOVE A NEUTRAL WEIGHTING IN EQUITY MUTUAL FUND EXPOSURE RELATIVE TO THE BENCHMARK, UNDERWEIGHT IN FIXED INCOME AND OVERWEIGHT IN CASH. Within the equity component of the asset allocation, the portfolio was overweight in large-cap stocks, underweight in small-cap funds and underweight in international funds relative to the benchmark.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the portfolio with the S&P 500 Index based on P/E, P/B and median market cap. The assessment reflects the portfolio as of 4/30/02, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future.

2 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

GROWTH PORTFOLIO

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 4/30/02

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index.

[BAR CHART]

                                                             Lehman Brothers       Growth
                                                 S&P 500     U.S. Aggregate       Composite
                                 Portfolio 1      Index        Bond Index          Index 2
                                 -----------      -----        ----------          -------
Total Return
   6 Months 3                       4.25%         2.31%          (0.01%)            6.13%
   1 Year                         (10.78%)      (12.63%)          7.84%            (5.92%)
   5 Years                          6.70%         7.55%           7.66%             7.33%
   Since Inception: 11/18/96        6.57%         8.71%           7.14%             7.15%

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with similar investments in the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index.

[LINE CHART]

                                          Lehman Brothers      Growth
                              S&P 500     U.S. Aggregate      Composite
              Portfolio 1      Index        Bond Index         Index 2
18-Nov-96       $10,000       $10,000         $10,000          $10,000
   Nov-96       $10,120       $10,271         $10,071          $10,144
   Dec-96       $10,077       $10,068         $ 9,977          $10,125
   Jan-97       $10,371       $10,696         $10,008          $10,365
   Feb-97       $10,310       $10,780         $10,033          $10,330
   Mar-97       $10,016       $10,338         $ 9,922          $10,073
   Apr-97       $10,229       $10,955         $10,071          $10,232
   May-97       $10,848       $11,621         $10,166          $10,869
   Jun-97       $11,274       $12,141         $10,287          $11,283
   Jul-97       $11,841       $13,106         $10,565          $11,865
   Aug-97       $11,547       $12,372         $10,475          $11,542
   Sep-97       $12,145       $13,049         $10,630          $12,128
   Oct-97       $11,760       $12,613         $10,784          $11,681
   Nov-97       $11,750       $13,197         $10,834          $11,737
   Dec-97       $11,927       $13,424         $10,943          $11,851
   Jan-98       $11,959       $13,573         $11,084          $11,938
   Feb-98       $12,622       $14,552         $11,075          $12,619
   Mar-98       $13,146       $15,297         $11,112          $13,118
   Apr-98       $13,242       $15,452         $11,170          $13,246
   May-98       $13,135       $15,186         $11,276          $13,034
   Jun-98       $13,306       $15,802         $11,372          $13,172
   Jul-98       $13,135       $15,635         $11,396          $12,952
   Aug-98       $11,639       $13,377         $11,582          $11,331
   Sep-98       $11,745       $14,235         $11,853          $11,622
   Oct-98       $12,216       $15,392         $11,790          $12,211
   Nov-98       $12,814       $16,325         $11,857          $12,788
   Dec-98       $13,734       $17,265         $11,893          $13,370
   Jan-99       $14,255       $17,987         $11,977          $13,585
   Feb-99       $13,712       $17,427         $11,768          $13,099
   Mar-99       $14,266       $18,124         $11,832          $13,458
   Apr-99       $14,830       $18,826         $11,870          $14,013
   May-99       $14,487       $18,381         $11,766          $13,827
   Jun-99       $15,118       $19,402         $11,728          $14,458
   Jul-99       $14,919       $18,796         $11,679          $14,405
   Aug-99       $14,896       $18,702         $11,673          $14,304
   Sep-99       $14,819       $18,190         $11,808          $14,240
   Oct-99       $15,560       $19,341         $11,852          $14,705
   Nov-99       $16,557       $19,734         $11,851          $15,406
   Dec-99       $18,630       $20,897         $11,794          $16,619
   Jan-00       $17,808       $19,848         $11,755          $16,124
   Feb-00       $19,681       $19,472         $11,897          $17,023
   Mar-00       $19,516       $21,376         $12,054          $17,471
   Apr-00       $18,086       $20,733         $12,019          $16,744
   May-00       $17,289       $20,308         $12,013          $16,277
   Jun-00       $18,263       $20,809         $12,263          $17,024
   Jul-00       $17,922       $20,485         $12,375          $16,726
   Aug-00       $18,997       $21,757         $12,554          $17,587
   Sep-00       $18,213       $20,608         $12,633          $17,013
   Oct-00       $17,580       $20,522         $12,717          $16,633
   Nov-00       $16,099       $18,905         $12,925          $15,588
   Dec-00       $16,401       $18,997         $13,166          $16,168
   Jan-01       $16,873       $19,672         $13,380          $16,510
   Feb-01       $15,516       $17,878         $13,497          $15,429
   Mar-01       $14,690       $16,744         $13,564          $14,573
   Apr-01       $15,855       $18,045         $13,507          $15,490
   May-01       $15,782       $18,166         $13,588          $15,528
   Jun-01       $15,634       $17,725         $13,640          $15,340
   Jul-01       $15,206       $17,551         $13,945          $15,059
   Aug-01       $14,557       $16,452         $14,106          $14,544
   Sep-01       $13,186       $15,123         $14,269          $13,302
   Oct-01       $13,569       $15,412         $14,568          $13,731
   Nov-01       $14,602       $16,594         $14,367          $14,417
   Dec-01       $14,979       $16,740         $14,275          $14,691
   Jan-02       $14,696       $16,496         $14,390          $14,423
   Feb-02       $14,324       $16,177         $14,530          $14,229
   Mar-02       $14,801       $16,785         $14,289          $14,808
30-Apr-02       $14,146       $15,768         $14,566          $14,572

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. All performance figures do not indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the portfolio allocations: 35% large-cap, 20% small-cap, 25% foreign, 15% bonds and 5% cash. As of 4/30/02, the total number of funds in the Large-Cap Blend, Small-Cap Blend, Foreign Stock and Intermediate-Term Bond Fund categories for the 6-month, one- and five-year periods was 1,363, 271, 901, 670; 1,312, 261, 853, 629; and
   569, 123, 422, 383 respectively. Performance includes changes in price and reinvestment of dividends and capital gains.

3  Not annualized.

PORTFOLIO FACTS

TOP TEN HOLDINGS 1 AS OF 4/30/02

 (1) JANUS OLYMPUS FUND                          11.4%
 (2) RYDEX SERIES TRUST NOVA FUND                10.2%
 (3) OAKMARK SELECT FUND, CLASS I                 9.0%
 (4) RYDEX U.S. GOVERNMENT MONEY
        MARKET FUND                               8.3%
 (5) BERGER SMALL CAP VALUE FUND                  6.4%
 (6) RYDEX SERIES TRUST DYNAMIC TITAN
        500 FUND, CLASS H                         6.0%
 (7) T. ROWE PRICE VALUE FUND                     5.5%
 (8) THORNBURG VALUE FUND,
        INSTITUTIONAL CLASS                       5.4%
 (9) SCHWAB YIELDPLUS FUND(R), SELECT SHARES      4.7%
(10) EXCELSIOR VALUE & RESTRUCTURING FUND         4.6%
----------------------------------------------------------
     TOTAL PERCENTAGE OF INVESTMENTS             71.5%

STATISTICS as of 4/30/02

                                               PEER GROUP
                                PORTFOLIO      AVERAGE 2
---------------------------------------------------------
Number of Holdings                    27            218
---------------------------------------------------------
Median Market Cap ($ Mil)       $ 15,803       $ 44,258
---------------------------------------------------------
Price/Earnings (P/E) Ratio          31.2           30.6
---------------------------------------------------------
Price/Book (P/B) Ratio               4.6            5.1
---------------------------------------------------------
12-Month Yield                      1.02%          0.44%
---------------------------------------------------------
Portfolio Turnover Rate 3            193%            93%
---------------------------------------------------------
Three-Year Beta                     0.87           0.95
---------------------------------------------------------

EXPENSE RATIO as of 4/30/02

[BAR CHART]

PORTFOLIO              0.50% 4
PEER GROUP AVERAGE     1.22% 2

PORTFOLIO WEIGHTINGS as of 4/30/02

This shows the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX
----------------------------------------
[PIE CHART]

1     83.2%   Stock Funds
2     10.1%   Short Term Investments
3      6.7%   Bond Funds

TARGET MIX IN NEUTRAL MARKETS
---------------------------------------
[PIE CHART]

1     80%     Stock Funds
2     15%     Bond Funds
3      5%     Short Term Investments

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/02, there were 1,376 funds in the Morningstar Large-Cap Blend Fund category.

3  For the 6-month and one-year periods, respectively.

4 Guaranteed by Schwab and the investment adviser for the report period (excluding interest, taxes and certain non-routine expenses). The actual expense ratio during the period was 0.08% higher due to certain non-routine expenses. The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

MARKETMANAGER GROWTH PORTFOLIO -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                                     11/1/01 -    11/1/00 -     11/1/99 -     11/1/98 -    11/1/97 -    11/18/96 1 -
                                                     4/30/02     10/31/01      10/31/00      10/31/99     10/31/98      10/31/97
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 9.20        13.89         14.06        11.43         11.60         10.00
                                                     -------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                               0.05         0.38          0.38         0.16          0.32          0.08
   Net realized and unrealized gains or losses         0.35        (3.21)         1.55         2.91          0.11          1.66
                                                     -------------------------------------------------------------------------------
   Total income or loss from investment operations     0.40        (2.83)         1.93         3.07          0.43          1.74
Less distributions:
   Dividends from net investment income               (0.10)       (0.46)        (0.33)       (0.16)        (0.29)        (0.14)
   Dividends in excess of net investment income          --           --            --        (0.05)           --            --
   Distributions from net realized gains                 --        (1.40)        (1.77)       (0.23)        (0.31)           --
                                                     -------------------------------------------------------------------------------
   Total distributions                                (0.10)       (1.86)        (2.10)       (0.44)        (0.60)        (0.14)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                       9.50         9.20         13.89        14.06         11.43         11.60
                                                     ===============================================================================
Total return (%)                                       4.25 2     (22.81)        12.98        27.38          3.87         17.60 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets 5                                0.50 3,6     0.50          0.50 4       0.50          0.50          0.50 3
Expense reductions reflected in above ratio            0.39 3       0.39          0.38         0.43          0.67          0.77 3
Ratio of net investment income to
   average net assets                                  1.04 3       3.27          2.34         1.23          2.66          2.07 3
Portfolio turnover rate                                 193          145           179          284           384           192
Net assets, end of period ($ x 1,000,000)               177          176           248          181           152           124

1  Commencement of operations.

2  Not annualized.

3  Annualized.

4 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

5 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

6 Would have been 0.58% if certain non-routine expenses (proxy fees) had been included.

See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of April 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top ten holding
 +   New holding (since 10/31/01)
 o   Non-income producing security
 /   Issuer is related to the fund's investment adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 89.9%    OTHER INVESTMENT COMPANIES
          Market Value: $159,689
          Cost: $158,795

 10.1%    SHORT TERM INVESTMENTS
          Market Value: $17,894
          Cost: $17,894
-------------------------------------
100.0%    TOTAL INVESTMENTS
          Market Value: $177,583
          Cost: $176,689

       OTHER INVESTMENT COMPANIES
       89.9% of investments

       SECURITY AND NUMBER OF SHARES           MKT. VALUE
                                               ($ x 1,000)
       BOND FUNDS  6.7%
       ---------------------------------------------------
       American Century Intermediate Term
       Treasury Fund    159,499                   1,724
       American Century Long Term
       Treasury Fund    63,558                      650
       American Century Target
       2020 Fund    32,669                        1,261
 /(9)  Schwab YieldPlus Fund(R),
       Select Shares    847,243                   8,329
                                               --------
                                                 11,964

                                               MKT. VALUE
       SECURITY AND NUMBER OF SHARES           ($ x 1,000)
       INTERNATIONAL STOCK FUNDS  1.7%
       ---------------------------------------------------
       Janus Worldwide Fund    23,240               953
       Oakmark International Fund,
       Class I    65,704                          1,077
       Tweedy Browne Global
       Value Fund    49,115                         976
                                               --------
                                                  3,006

       LARGE-CAP FUNDS  60.3%
       ---------------------------------------------------
       Dodge & Cox Stock Fund    40,896           4,159
/(10)  Excelsior Value &
       Restructuring Fund    262,776              8,207
    o  Heritage Capital Appreciation
       Fund, Class A    300,203                   6,731
  (1)  Janus Olympus Fund     768,784            20,219
       Longleaf Partners Fund    111,730          2,931
  (3)  Oakmark Select Fund,
       Class I    575,763                        15,943
o+(6)  Rydex Series Trust Dynamic
       Titan 500 Fund, Class H    932,337        10,675
  (2)  Rydex Series Trust
       Nova Fund    777,276                      18,025
    o  Rydex Series Trust
       OTC Fund    314,988                        4,078
   o+  Rydex Series Trust Velocity
       100 Fund, Class H    314,988               6,328
  (7)  T. Rowe Price Value Fund    510,187        9,729
                                               --------
                                                107,025

       SECTOR FUNDS 0.4%
       ---------------------------------------------------
    o  Heritage Technology Fund,
       Class A    101,516                           669

       SMALL-CAP/MID-CAP FUNDS  20.8%
       ---------------------------------------------------
  (5)  Berger Small Cap
       Value Fund    372,032                     11,343
    o  Kopp Emerging Growth Fund,
       Class A    20,476                            191
    o  Red Oak Technology
       Select Fund    277,879                     2,084
       Thornburg Value Fund,
       Class A    228,748                         6,217
  (8)  Thornburg Value Fund,
       Institutional Class    348,637             9,549
       Wasatch Core Growth Fund    195,515        7,641
                                               --------
                                                 37,025

See the Financial Notes, which are integral to this information.

MARKETMANAGER GROWTH PORTFOLIO -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of April 30, 2002; unaudited.

     SHORT TERM INVESTMENTS
     10.1% of investments

                                               MKT. VALUE
     SECURITY AND NUMBER OF SHARES             ($ x 1,000)
(4)  Rydex U.S. Government
     Money Market Fund    14,692,988             14,693


     SECURITY                    FACE VALUE
        RATE, MATURITY DATE      ($ x 1,000)

     Wachovia Bank NA, Grand
     Cayman Time Deposit,
        1.17%, 5/1/02               3,201         3,201
                                               --------
                                                 17,894

--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of April 30, 2002; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------
Investments, at market value                              $177,583 a
Receivables:
  Fund shares sold                                              63
  Dividends                                                      2
  Investments sold                                     +     3,500
                                                       -----------
TOTAL ASSETS                                               181,148

LIABILITIES
------------------------------------------------------------------
Payables:
  Fund shares redeemed                                          91
  Investments bought                                         3,500
  Investment adviser and administrator fees                      5
Accrued expenses                                       +       104
                                                       -----------
TOTAL LIABILITIES                                            3,700

NET ASSETS
------------------------------------------------------------------
TOTAL ASSETS                                               181,148
TOTAL LIABILITIES                                      -     3,700
                                                       -----------
NET ASSETS                                                $177,448

NET ASSETS BY SOURCE
Capital received from investors                            219,973
Distributions in excess of net investment income              (120)
Net realized capital losses                                (43,299)
Net unrealized capital gains                                   894

NET ASSET VALUE (NAV)

               SHARES
NET ASSETS (Divided by) OUTSTANDING   =   NAV
$177,448       18,688            $9.50

a The fund paid $176,689 for these securities. Not counting short-term obligations and government securities, the fund paid $318,208 for securities during the report period and received $321,091 from securities it sold or that matured.

   Percent of fund shares of related funds owned as of the end of the report period:

   SCHWAB INVESTMENTS
   Schwab YieldPlus Fund(R)      0.6%

   EXCELSIOR FUNDS, INC.
   Value & Restructuring Fund    0.4%


FEDERAL TAX DATA
-----------------------------------------------

COST BASIS OF PORTFOLIO                $178,588

NET UNREALIZED GAINS AND LOSSES:
Gains                                   $11,213
Losses                               +  (12,218)
                                     -----------
                                        ($1,005)

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                   Loss amount
2009                                    $28,077

See the Financial Notes, which are integral to this information.

MARKETMANAGER GROWTH PORTFOLIO -- FINANCIALS

Statement of
OPERATIONS
For November 1, 2001 through April 30, 2002; unaudited. All numbers x 1,000.

INVESTMENT INCOME
----------------------------------------------------------------
Dividends                                            +  $  1,460
Interest                                                      36
                                                     -----------
TOTAL INVESTMENT INCOME                                    1,496

NET REALIZED GAINS AND LOSSES
----------------------------------------------------------------
Net realized losses on investments sold                  (15,857)
Net realized gains received from underlying funds    +       828
                                                     -----------
NET REALIZED LOSSES                                      (15,029)

NET UNREALIZED GAINS AND LOSSES
----------------------------------------------------------------
Net unrealized gains on investments                       21,647

EXPENSES
----------------------------------------------------------------
Investment adviser and administrator fees                    499  a
Transfer agent and shareholder service fees                  231  b
Trustees' fees                                                 4  c
Custodian fees                                                13
Portfolio accounting fees                                     13
Professional fees                                             17
Registration fees                                             18
Proxy fees                                                    24
Shareholder reports                                           72
Other expenses                                       +         6
                                                     -----------
Total expenses                                               897
Expense reduction                                    -       362  d
                                                     -----------
NET EXPENSES                                                 535

INCREASE IN NET ASSETS FROM OPERATIONS
----------------------------------------------------------------
TOTAL INVESTMENT INCOME                                    1,496
NET EXPENSES                                         -       535
                                                     -----------
NET INVESTMENT INCOME                                        961
NET REALIZED LOSSES                                      (15,029) e
NET UNREALIZED GAINS                                 +    21,647  e
                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                  $  7,579

a Calculated as a percentage of average daily net assets: 0.54% of the first $500 million and 0.49% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. Schwab waived its transfer agent and shareholder services fees through April 30, 2002.

c  For the fund's independent trustees only.

d Includes $131 from the investment adviser (CSIM) and $231 from the transfer agent and shareholder service agent (Schwab). For the report period, CSIM and Schwab guaranteed to limit the operating expenses of this fund to 0.50% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.

e  These add up to a net gain on investments of $6,618.

See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for 11/1/01-4/30/02 are unaudited.

OPERATIONS
-------------------------------------------------------------------------------

                                         11/1/01 - 4/30/02   11/1/00 - 10/31/01
Net investment income                             $    961             $  6,883
Net realized losses                                (15,029)             (26,158)
Net unrealized gains or losses                 +    21,647              (35,620)
                                               --------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                      7,579              (54,895)

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income                 1,826                8,125
Distributions from net realized gains          +        --               24,816
                                               --------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID            $  1,826             $ 32,941

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------

                              11/1/01 - 4/30/02           11/1/00 - 10/31/01
                            QUANTITY        VALUE       QUANTITY       VALUE
Shares sold                   1,159       $  11,438      3,240      $  36,043
Shares reinvested               180           1,826      2,873         32,204
Shares redeemed           +  (1,799)        (17,728)    (4,805)       (52,030)
                          ---------------------------------------------------
NET INCREASE OR DECREASE       (460)        ($4,464)     1,308      $  16,217

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------

                                11/1/01 - 4/30/02         11/1/00 - 10/31/01
                             SHARES      NET ASSETS     SHARES      NET ASSETS
Beginning of period          19,148       $ 176,159     17,840      $ 247,778
Total increase
or decrease               +    (460)          1,289      1,308        (71,619) a
                          ---------------------------------------------------
END OF PERIOD                18,688       $ 177,448     19,148      $ 176,159  b

a Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the value of transactions in fund shares, minus distributions paid.

b Includes distributions in excess of net investment income in the amount of $120 for the current period and net investment income not yet distributed in the amount of $745 at the end of the prior period.

See the Financial Notes, which are integral to this information.

     This portfolio could be appropriate for long-term investors seeking a blend of growth and income investments.

SCHWAB

BALANCED PORTFOLIO

[PHOTO OF JEFFREY MORTIMER]

     JEFFREY MORTIMER, a vice president of the adviser, is responsible for the overall management of the Schwab MarketManager Portfolios.(R) Prior to joining the firm in October 1997, he worked for more than eight years in asset allocation and manager selection.

TICKER SYMBOL    SWOBX

THE PORTFOLIO SEEKS CAPITAL GROWTH AND INCOME.


MANAGER'S PERSPECTIVE

DURING THE REPORT PERIOD, SMALL-CAP VALUE STOCKS PROVIDED THE BEST RETURNS WHEN COMPARED TO MOST OTHER ASSET CLASSES. Large-cap growth stocks were among the worst-performing asset classes, actually posting slightly negative returns for the period. Accordingly, our value and small-cap holdings continued to be among our best performers, with Oakmark Select, Berger Mid Cap Value and Wasatch Core Growth providing the portfolio with some of its strongest gains.1

THE PORTFOLIO'S RETURN ON ITS BOND HOLDINGS WAS SLIGHTLY NEGATIVE, AS BOND PRICES FELL AND YIELDS ROSE FOR ALL MATURITIES. However, the portfolio's bond holdings helped stabilize returns when stock values declined in the last three months of the period. The fund remained overweight in the large-cap category for most of the report period. Small-cap and international holdings were underweighted compared to their benchmarks. In the large and small-cap categories, the value style was generally overweighted versus the growth style throughout most of the period.

THE PORTFOLIO ENDED THE PERIOD BELOW A NEUTRAL WEIGHTING IN EQUITY MUTUAL FUND EXPOSURE RELATIVE TO THE BENCHMARK, UNDERWEIGHT IN FIXED INCOME AND OVERWEIGHT IN CASH. Within the equity component of the asset allocation, the portfolio was overweight in large-cap stocks, underweight in small-cap funds and underweight in international funds relative to the benchmark.


1 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

BALANCED PORTFOLIO

PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS as of 4/30/02

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Balanced Composite Index.

[BAR CHART]

                                                            LEHMAN BROTHERS     BALANCED
                                                S&P 500     U.S. AGGREGATE      COMPOSITE
                                PORTFOLIO 1      INDEX        BOND INDEX         INDEX 2
                                -----------      -----        ----------         -------
Total Return
 6 MONTHS 3                        5.56%         2.31%          (0.01%)            4.37%
 1 YEAR                           (4.79%)      (12.63%)          7.84%            (2.89%)
 5 YEARS                           7.90%         7.55%           7.66%             7.46%
 SINCE INCEPTION: 11/18/96         7.62%         8.72%           7.15%             7.22%


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with similar investments in the S&P 500(R)Index, the Lehman Brothers U.S. Aggregate Bond Index and the Balanced Composite Index.

[LINE CHART]

                                                        LEHMAN BROTHERS            BALANCED
                                      S&P 500           U.S. AGGREGATE            COMPOSITE
                  PORTFOLIO 1          INDEX              BOND INDEX               INDEX 2
18-Nov-96           $10,000           $10,000               $10,000                $10,000
   Nov-96           $10,100           $10,271               $10,071                $10,134
   Dec-96           $10,059           $10,068               $ 9,977                $10,090
   Jan-97           $10,322           $10,696               $10,008                $10,294
   Feb-97           $10,271           $10,780               $10,033                $10,270
   Mar-97           $10,018           $10,338               $ 9,922                $10,034
   Apr-97           $10,200           $10,955               $10,071                $10,200
   May-97           $10,676           $11,621               $10,166                $10,699
   Jun-97           $11,041           $12,141               $10,287                $11,031
   Jul-97           $11,517           $13,106               $10,565                $11,549
   Aug-97           $11,284           $12,372               $10,475                $11,298
   Sep-97           $11,770           $13,049               $10,630                $11,765
   Oct-97           $11,527           $12,613               $10,784                $11,490
   Nov-97           $11,558           $13,197               $10,834                $11,557
   Dec-97           $11,719           $13,424               $10,943                $11,671
   Jan-98           $11,762           $13,573               $11,084                $11,762
   Feb-98           $12,251           $14,552               $11,075                $12,264
   Mar-98           $12,634           $15,297               $11,112                $12,634
   Apr-98           $12,688           $15,452               $11,170                $12,737
   May-98           $12,613           $15,186               $11,276                $12,599
   Jun-98           $12,783           $15,802               $11,372                $12,744
   Jul-98           $12,677           $15,635               $11,396                $12,575
   Aug-98           $11,581           $13,377               $11,582                $11,422
   Sep-98           $11,740           $14,235               $11,853                $11,746
   Oct-98           $12,092           $15,392               $11,790                $12,169
   Nov-98           $12,560           $16,325               $11,857                $12,621
   Dec-98           $13,311           $17,265               $11,893                $13,082
   Jan-99           $13,693           $17,987               $11,977                $13,271
   Feb-99           $13,224           $17,427               $11,768                $12,852
   Mar-99           $13,650           $18,124               $11,832                $13,144
   Apr-99           $14,130           $18,826               $11,870                $13,551
   May-99           $13,868           $18,381               $11,766                $13,386
   Jun-99           $14,326           $19,402               $11,728                $13,833
   Jul-99           $14,141           $18,796               $11,679                $13,749
   Aug-99           $14,119           $18,702               $11,673                $13,658
   Sep-99           $14,119           $18,190               $11,808                $13,635
   Oct-99           $14,664           $19,341               $11,852                $13,991
   Nov-99           $15,341           $19,734               $11,851                $14,469
   Dec-99           $16,742           $20,897               $11,794                $15,288
   Jan-00           $16,155           $19,848               $11,755                $14,932
   Feb-00           $17,353           $19,472               $11,897                $15,558
   Mar-00           $17,390           $21,376               $12,054                $15,955
   Apr-00           $16,534           $20,733               $12,019                $15,450
   May-00           $16,033           $20,308               $12,013                $15,119
   Jun-00           $16,705           $20,809               $12,263                $15,699
   Jul-00           $16,498           $20,485               $12,375                $15,530
   Aug-00           $17,341           $21,757               $12,554                $16,214
   Sep-00           $16,815           $20,608               $12,633                $15,848
   Oct-00           $16,424           $20,522               $12,717                $15,600
   Nov-00           $15,508           $18,905               $12,925                $14,886
   Dec-00           $15,879           $18,997               $13,166                $15,366
   Jan-01           $16,326           $19,672               $13,380                $15,680
   Feb-01           $15,502           $17,878               $13,497                $14,939
   Mar-01           $14,887           $16,744               $13,564                $14,335
   Apr-01           $15,669           $18,045               $13,507                $14,995
   May-01           $15,683           $18,166               $13,588                $15,123
   Jun-01           $15,530           $17,725               $13,640                $15,003
   Jul-01           $16,748           $17,551               $13,945                $14,883
   Aug-01           $14,873           $16,452               $14,106                $14,518
   Sep-01           $13,826           $15,123               $14,269                $13,623
   Oct-01           $14,133           $15,412               $14,568                $14,010
   Nov-01           $14,859           $16,594               $14,367                $14,516
   Dec-01           $15,090           $16,740               $14,275                $14,698
   Jan-02           $14,933           $16,496               $14,390                $14,529
   Feb-02           $14,733           $16,177               $14,530                $14,393
   Mar-02           $15,133           $16,785               $14,289                $14,774
30-Apr-02           $14,919           $15,768               $14,566                $14,623

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. All performance figures do not indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the portfolio allocations: 30% large-cap, 15% small-cap, 15% foreign, 35% bonds and 5% cash. As of 4/30/02, the total number of funds in the Large-Cap, Small-Cap, Foreign Stock and Intermediate-Term Bond Fund categories for the 6-month, one-and five-year periods was 965, 270, 901, 670; 921, 252, 853,
   629; and 507, 115, 422, 383, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.

3  Not annualized.

BALANCED PORTFOLIO

PORTFOLIO FACTS


TOP TEN HOLDINGS 1 as of 4/30/02

 (1) PIMCO TOTAL RETURN FUND,
     INSTITUTIONAL CLASS                               15.1%
 (2) RYDEX U.S. GOVERNMENT MONEY
       MARKET FUND                                     11.3%
 (3) OAKMARK SELECT FUND, CLASS I                       7.2%
 (4) T. ROWE PRICE VALUE FUND                           6.9%
 (5) THORNBURG VALUE FUND,
       INSTITUTIONAL CLASS                              6.6%
 (6) WASATCH CORE GROWTH FUND                           6.2%
 (7) FEDERATED U.S. GOVERNMENT SECURITIES
       FUND, 2-5 YEARS, INSTITUTIONAL SHARES            5.6%
 (8) EXCELSIOR VALUE & RESTRUCTURING FUND               4.6%
 (9) JANUS OLYMPUS FUND                                 3.5%
(10) AMERICAN CENTURY INTERMEDIATE
       TERM TREASURY FUND                               3.2%
     -------------------------------------------------------
     TOTAL PERCENTAGE OF INVESTMENTS                   70.2%


STATISTICS as of 4/30/02

                                                  PEER GROUP
                                  PORTFOLIO        AVERAGE 2
------------------------------------------------------------
Number of Holdings                      29              250
------------------------------------------------------------
Median Market Cap ($ Mil)          $14,224          $31,881
------------------------------------------------------------
Price/Earnings (P/E) Ratio            29.0             29.1
------------------------------------------------------------
Price/Book (P/B) Ratio                 3.9              4.6
------------------------------------------------------------
12-Month Yield                        2.26%            2.29%
------------------------------------------------------------
Portfolio Turnover Rate 3              106%             101%
------------------------------------------------------------
Three-Year Beta                       0.63             0.47
------------------------------------------------------------


EXPENSE RATIO as of 4/30/02

[BAR CHART]

PORTFOLIO                       0.50% 4
PEER GROUP AVERAGE              1.26% 2


PORTFOLIO WEIGHTINGS as of 4/30/02

This shows the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX

[PIE CHART]

1       56.7%    Stock Funds
2       31.6%    Bond Funds
3       11.7%    Short Term Investments

TARGET MIX IN NEUTRAL MARKETS

[PIE CHART]

1       60%      Stock Funds
2       35%      Bond Funds
3        5%      Short Term Investments

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/02, there were 876 funds in the Morningstar Domestic Hybrid Fund category.

3  For the 6-month and one-year periods, respectively.

4 Guaranteed by Schwab and the investment adviser for the report period (excluding interest, taxes and certain non-routine expenses). The actual expense ratio during the period was 0.06% higher due to certain non-routine expenses. The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

MARKETMANAGER BALANCED PORTFOLIO -- FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

                                                     11/1/01-       11/1/00-     11/1/99-     11/1/98-     11/1/97-     11/18/96 1-
                                                     4/30/02        10/31/01     10/31/00     10/31/99     10/31/98       10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                10.12           13.44       13.44        11.36        11.38          10.00
                                                     ------------------------------------------------------------------------------
Income or loss from investment operations:
    Net investment income                              0.12            0.43        0.45         0.27         0.36           0.17
    Net realized and unrealized gains or losses        0.45           (2.12)       1.18         2.11         0.18           1.34
                                                     ------------------------------------------------------------------------------
Total income or loss from investment operations        0.57           (1.69)       1.63         2.38         0.54           1.51

Less distributions:
    Dividends from net investment income              (0.24)          (0.52)      (0.35)       (0.28)       (0.34)         (0.13)
    Dividends in excess of net investment income         --              --          --        (0.02)          --             --
    Distributions from net realized gains                --           (1.11)      (1.28)          --        (0.22)            --
                                                     ------------------------------------------------------------------------------
    Total distributions                               (0.24)          (1.63)      (1.63)       (0.30)       (0.56)         (0.13)
                                                     ------------------------------------------------------------------------------
Net asset value at end of period                      10.45           10.12       13.44        13.44        11.36          11.38
                                                     ==============================================================================
Total return (%)                                       5.56 2        (13.95)      12.00        21.28         4.89          15.27 2

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets 5                                 0.50 3,6        0.50        0.50 4       0.50         0.50           0.50 3
Expense reductions reflected in above ratio            0.41 3          0.39        0.39         0.45         0.69           0.95 3
Ratio of net investment income to
  average net assets                                   2.26 3          3.67        3.18         2.20         3.21           3.03 3
Portfolio turnover rate                                 106              95         114          244          353            171
Net assets, end of period ($ x 1,000,000)               114             118         153          122           93             61

1  Commencement of operations.

2  Not annualized.

3  Annualized.

4 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

5 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

6 Would have been 0.56% if certain non-routine expenses (proxy fees) had been included.

See the Financial Notes, which are integral to this information.

MARKETMANAGER BALANCED PORTFOLIO -- FINANCIALS

PORTFOLIO HOLDINGS
As of April 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding
 +  New holding (since 10/31/01)
 o  Non-income producing security
 /  Issuer is related to the fund's investment adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 88.3%    OTHER INVESTMENT COMPANIES
          Market Value: $100,655
          Cost: $97,451

 11.7%    SHORT TERM INVESTMENTS
          Market Value: $13,357
          Cost: $13,357
------------------------------------
100.0%    TOTAL INVESTMENTS
          Market Value: $114,012
          Cost: $110,808


      OTHER INVESTMENT COMPANIES
      88.3% of investments

                                                       MKT. VALUE
      SECURITY AND NUMBER OF SHARES                   ($ x 1,000)
      BOND FUNDS 31.6%
      -----------------------------------------------------------
 (10) American Century Intermediate Term
      Treasury Fund     336,365                             3,636
      American Century Long Term
      Treasury Fund     253,994                             2,598
  (7) Federated U.S. Government
      Securities Fund, 2-5 Years,
      Institutional Shares    578,763                       6,430
      MainStay High Yield Corporate
      Bond Fund, Class A    595,000                         3,326
  (1) PIMCO Total Return Fund,
      Institutional Class    1,628,167                     17,259
    / Schwab YieldPlus Fund(R),
      Select Shares    282,414                              2,776
                                                           ------
                                                           36,025
      INTERNATIONAL STOCK FUNDS 2.4%
      -----------------------------------------------------------
      Janus Worldwide Fund      28,979                      1,189
      Oakmark International Fund,
      Class I    56,784                                       931
      Tweedy Browne Global
      Value Fund    30,860                                    613
                                                           ------
                                                            2,733
      LARGE-CAP FUNDS 32.7%
      -----------------------------------------------------------
      Dodge & Cox Stock Fund    27,748                      2,822
 /(8) Excelsior Value &
      Restructuring Fund    169,280                         5,286
    o Heritage Capital Appreciation
      Fund, Class A    88,846                               1,992
  (9) Janus Olympus Fund    151,544                         3,986
  (3) Oakmark Select Fund,
      Class I    294,734                                    8,161
      Rydex Series Trust
      Nova Fund     15,000                                    348
   o+ Rydex Series Trust
      OTC Fund     286,697                                  2,549
   o+ Rydex Series Trust Velocity
      100 Fund, Class H    213,074                          4,281
  (4) T. Rowe Price Value Fund    410,033                   7,818
                                                           ------
                                                           37,243
      SMALL-CAP/MID-CAP FUNDS 21.6%
      -----------------------------------------------------------
      Berger Mid Cap Value Fund    137,444                  2,448
    o Kopp Emerging Growth Fund,
      Class A    15,310                                       143
    o Red Oak Technology
      Select Fund    177,079                                1,328
      Strong Advisor Small Cap
      Value Fund, Class A    110,043                        2,524
      Thornburg Value Fund,
      Class A    81,832                                     2,224
  (5) Thornburg Value Fund,
      Institutional Class    275,246                        7,539
    o Waddell & Reed Small Cap
      Growth Fund, Class Y     124,492                      1,387
  (6) Wasatch Core Growth Fund    180,683                   7,061
                                                           ------
                                                           24,654

See the Financial Notes, which are integral to this information.

      SHORT TERM INVESTMENTS
      11.7% of investments

                                                       MKT. VALUE
      SECURITY AND NUMBER OF SHARES                   ($ x 1,000)
  (2) Rydex U.S. Government
      Money Market Fund    10,356,180                      10,356

      SECURITY                          FACE VALUE
        RATE, MATURITY DATE            ($ x 1,000)
      HSBC Bank USA, Grand
      Cayman Time Deposit,
       1.17%, 5/1/02                         501              501
      Wachovia Bank NA, Grand
      Cayman Time Deposit,
       1.17%, 5/1/02                       2,500            2,500
                                                           ------
                                                           13,357

--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See the Financial Notes, which are integral to this information.

MARKETMANAGER BALANCED PORTFOLIO -- FINANCIALS

Statement of
ASSETS AND LIABILITIES
As of April 30, 2002; unaudited. All numbers x 1,000 except NAV.


ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                           $114,012 a
Receivables:
      Fund shares sold                                                       20
      Dividends                                                               4
      Investments sold                                                    2,500
Prepaid expenses                                                    +         5
                                                                    -----------
TOTAL ASSETS                                                            116,541

LIABILITIES
--------------------------------------------------------------------------------
Payables:
      Fund shares redeemed                                                   48
      Investments bought                                                  2,500
      Investment adviser and administrator fees                               4
Accrued expenses                                                    +        59
                                                                    -----------
TOTAL LIABILITIES                                                         2,611

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            116,541
TOTAL LIABILITIES                                                   -     2,611
                                                                    -----------
NET ASSETS                                                             $113,930

NET ASSETS BY SOURCE
Capital received from investors                                         126,960
Net investment income not yet distributed                                   443
Net realized capital losses                                             (16,677)
Net unrealized capital gains                                              3,204

NET ASSET VALUE (NAV)
                 SHARES
NET ASSETS/OUTSTANDING   =   NAV
$113,930         10,899      $10.45

a The fund paid $110,808 for these securities. Not counting short-term obligations and government securities, the fund paid $115,910 for securities during the report period and received $130,449 from securities it sold or that matured.

   Percent of fund shares of related funds owned as of the end of the report period:

   SCHWAB INVESTMENTS
   Schwab YieldPlus Fund(R)       0.2%

   EXCELSIOR FUNDS, INC.
   Value & Restructuring Fund     0.2%


FEDERAL TAX DATA
------------------------------------------------
COST BASIS OF PORTFOLIO                 $111,266
NET UNREALIZED GAINS AND LOSSES:
Gains                                   $  7,069
Losses                               +    (4,323)
                                     -----------
                                        $  2,746

UNUSED CAPITAL LOSSES:

Expires 10/31 of:                    Loss amount
    2009                                $  9,591

See the Financial Notes, which are integral to this information.

Statement of
OPERATIONS
For November 1, 2001 through April 30, 2002; unaudited. All numbers x 1,000.


INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $ 1,665
Interest                                                             +       23
                                                                     ----------
TOTAL INVESTMENT INCOME                                                   1,688

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                  (7,215)
Net realized gains received from underlying funds                    +      436
                                                                     ----------
NET REALIZED LOSSES                                                      (6,779)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      11,935

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   322  a
Transfer agent and shareholder service fees                                 149  b
Trustees' fees                                                                4  c
Custodian fees                                                               13
Portfolio accounting fees                                                     8
Professional fees                                                            16
Registration fees                                                            11
Shareholder reports                                                          10
Proxy fees                                                                   38
Other expenses                                                       +        5
                                                                     ----------
Total expenses                                                              576
Expense reduction                                                    -      240  d
                                                                     ----------
NET EXPENSES                                                                336

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,688
NET EXPENSES                                                         -      336
                                                                     ----------
NET INVESTMENT INCOME                                                     1,352
NET REALIZED LOSSES                                                      (6,779) e
NET UNREALIZED GAINS                                                 +   11,935  e
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $ 6,508

a Calculated as a percentage of average daily net assets: 0.54% of the first $500 million and 0.49% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. Schwab waived its transfer agent and shareholder services fees through April 30, 2002.

c  For the fund's independent trustees only.

d Includes $91 from the investment adviser (CSIM) and $149 from the transfer agent and shareholder service agent (Schwab). For the report period, CSIM and Schwab guaranteed to limit the operating expenses of this fund to 0.50% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.

e  These add up to a net gain on investments of $5,156.

See the Financial Notes, which are integral to this information.

MARKETMANAGER BALANCED PORTFOLIO -- FINANCIALS

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for 11/1/01-4/30/02 are unaudited.


OPERATIONS
--------------------------------------------------------------------------------

                                             11/1/01-4/30/02    11/1/00-10/31/01
Net investment income                                $ 1,352            $  4,971
Net realized losses                                   (6,779)             (8,326)
Net unrealized gains or losses                    +   11,935             (17,014)
                                                  ------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                        6,508             (20,369)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                   2,727               5,928
Distributions from net realized gains             +       --              12,579
                                                  ------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID               $ 2,727            $ 18,507

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------

                                   11/1/01-4/30/02           11/1/00-10/31/01
                                QUANTITY         VALUE    QUANTITY         VALUE
Shares sold                          754      $  7,966       1,629      $ 18,334
Shares reinvested                    257         2,727       1,544        17,661
Shares redeemed                +  (1,747)      (18,268)     (2,892)      (32,009)
                               -------------------------------------------------
NET INCREASE OR DECREASE            (736)    ($  7,575)        281      $  3,986

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------

                                   11/1/01-4/30/02           11/1/00-10/31/01
                                  SHARES    NET ASSETS      SHARES    NET ASSETS
Beginning of period               11,635      $117,724      11,354      $152,614
Total increase
or decrease                    +    (736)       (3,794)        281       (34,890) a
                               -------------------------------------------------
END OF PERIOD                     10,899      $113,930      11,635      $117,724  b

a Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the value of transactions in fund shares, minus distributions paid.

b Includes net investment income not yet distributed in the amount of $443 and $1,818 at the end of the current period and the prior period, respectively.

See the Financial Notes, which are integral to this information.

    This portfolio could be appropriate for long-term investors seeking exposure to small-cap stocks.

SCHWAB
SMALL CAP PORTFOLIO

[PHOTO OF JEFFREY MORTIMER]

    JEFFREY MORTIMER, a vice president of the adviser, is responsible for the overall management of the Schwab MarketManager Portfolios.(R) Prior to joining the firm in October 1997, he worked for more than eight years in asset allocation and manager selection.

TICKER SYMBOL                SWOSX

[GRAPHIC]

               INVESTMENT STYLE 1
              VALUE  BLEND  GROWTH
MARKET CAP 1
  LARGE        / /    / /     / /
  MEDIUM       / /    / /     / /
  SMALL        / /    /X/     / /

THE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

MANAGER'S PERSPECTIVE

DURING THE REPORT PERIOD, SMALL COMPANY STOCKS CONTINUED THEIR LEADERSHIP ROLE. With concerns over stock valuations and accounting irregularities centered more on large-cap stocks than other areas of the market, investors turned to small-caps and mid-caps, both of which outperformed large-caps during the period. Historically, small-cap performance tends to be strong during and exiting recessions, as the smaller size of these businesses makes them more able to respond to new opportunities. In terms of style, small-cap value stocks outperformed small-cap growth stocks.

FOR MOST OF THE REPORT PERIOD, THE FUND REMAINED NEAR A NEUTRAL WEIGHTING WHEN COMPARED TO ITS BENCHMARK. Over the period, we slightly reduced the proportion of small-cap growth mutual funds, with proceeds moved to value, blend and index funds. At the end of the period, the portfolio remained near neutral in its weighting of growth to value.

Our value holdings were among our best performers over the period, and included Wasatch Small-Cap Value and Strong Small-Cap Value. A growth fund that performed better than most over the period was the Buffalo Small-Cap Fund. 2

Small company stocks are subject to greater volatility than other asset categories.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the portfolio with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the portfolio as of 4/30/02, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

SMALL CAP PORTFOLIO

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 4/30/02

This chart compares performance of the portfolio with the Russell 2000 Index and the Morningstar Small-Cap Fund category.

[BAR CHART]

                                                                     SMALL-CAP
                                                RUSSELL 2000         PEER GROUP
                              PORTFOLIO 1          INDEX             AVERAGE 2
Total Return
  6 MONTHS 3                    18.58%             20.03%              16.44%
  1 YEAR                         4.56%              6.68%               4.93%
  SINCE INCEPTION: 9/16/97       4.89%              4.56%               7.79%

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the Russell 2000 Index.

[LINE CHART]

                                     RUSSELL
                PORTFOLIO 1        2000 INDEX
                -----------        ----------
16-Sep-97         $10,000            $10,000
   Sep-97         $10,260            $10,319
   Oct-97          $9,930             $9,866
   Nov-97          $9,770             $9,802
   Dec-97          $9,886             $9,973
   Jan-98          $9,701             $9,816
   Feb-98         $10,277            $10,541
   Mar-98         $10,781            $10,976
   Apr-98         $10,832            $11,036
   May-98         $10,359            $10,441
   Jun-98         $10,411            $10,463
   Jul-98          $9,896             $9,615
   Aug-98          $8,271             $7,748
   Sep-98          $8,435             $8,355
   Oct-98          $8,754             $8,696
   Nov-98          $9,238             $9,151
   Dec-98          $9,946             $9,718
   Jan-99         $10,101             $9,847
   Feb-99          $9,563             $9,049
   Mar-99         $10,029             $9,191
   Apr-99         $10,773            $10,014
   May-99         $10,752            $10,160
   Jun-99         $11,311            $10,620
   Jul-99         $11,228            $10,329
   Aug-99         $10,938             $9,946
   Sep-99         $10,990             $9,948
   Oct-99         $11,414             $9,989
   Nov-99         $12,272            $10,586
   Dec-99         $13,714            $11,784
   Jan-00         $13,339            $11,594
   Feb-00         $15,171            $13,508
   Mar-00         $14,496            $12,618
   Apr-00         $13,178            $11,859
   May-00         $12,482            $11,167
   Jun-00         $14,003            $12,141
   Jul-00         $13,478            $11,750
   Aug-00         $14,924            $12,647
   Sep-00         $14,164            $12,275
   Oct-00         $13,146            $11,727
   Nov-00         $11,325            $10,523
   Dec-00         $12,156            $11,427
   Jan-01         $12,795            $12,022
   Feb-01         $11,698            $11,233
   Mar-01         $10,879            $10,684
   Apr-01         $11,927            $11,520
   May-01         $12,325            $11,803
   Jun-01         $12,674            $12,210
   Jul-01         $12,168            $11,550
   Aug-01         $11,590            $11,177
   Sep-01         $10,012             $9,672
   Oct-01         $10,518            $10,238
   Nov-01         $11,421            $11,030
   Dec-01         $12,144            $11,711
   Jan-02         $11,951            $11,589
   Feb-02         $11,612            $11,272
   Mar-02         $12,520            $12,178
30-Apr-02         $12,471            $12,289

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. All performance figures do not indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source: Morningstar, Inc. As of 4/30/02, the total number of funds in the Small-Cap Blend Fund category for the 6-month and one-year period was 271 and 261, respectively.

3   Not annualized.

PORTFOLIO FACTS

TOP TEN HOLDINGS 1 as of 4/30/02

(1)   TCW GALILEO VALUE OPPORTUNITY FUND, CLASS I         8.0%
(2)   ABN AMRO/TAMRO SMALL CAP FUND, CLASS N              7.9%
(3)   WASATCH CORE GROWTH FUND                            7.7%
(4)   WASATCH SMALL CAP VALUE FUND                        7.4%
(5)   BUFFALO SMALL CAP FUND                              6.4%
(6)   STRONG ADVISOR SMALL CAP VALUE FUND, CLASS A        6.4%
(7)   OLSTEIN FINANCIAL ALERT FUND, ADVISOR SHARES        5.4%
(8)   RYDEX U.S. GOVERNMENT MONEY MARKET FUND             5.1%
(9)   ROYCE OPPORTUNITY FUND, INVESTOR SHARES             4.7%
(10)  WADDELL & REED SMALL CAP GROWTH FUND, CLASS Y       4.0%
--------------------------------------------------------------
TOTAL PERCENTAGE OF INVESTMENTS                          63.0%

STATISTICS as of 4/30/02

                                                    PEER GROUP
                                    PORTFOLIO       AVERAGE 2
--------------------------------------------------------------
Number of Holdings                      28             330
--------------------------------------------------------------
Median Market Cap ($ Mil)             $986            $998
--------------------------------------------------------------
Price/Earnings (P/E) Ratio            28.6            28.0
--------------------------------------------------------------
Price/Book (P/B) Ratio                 3.5             3.3
--------------------------------------------------------------
12-Month Yield                        0.26%           0.32%
--------------------------------------------------------------
Portfolio Turnover Rate 3              134%            106%
--------------------------------------------------------------
Three-Year Beta                       1.02            0.73
--------------------------------------------------------------

EXPENSE RATIO as of 4/30/02

[BAR CHART]

PORTFOLIO            0.50% 4
PEER GROUP AVERAGE   1.41% 2

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/02, there were 271 funds in the Morningstar Small-Cap Blend Fund category.

3  For the 6-month and one-year periods, respectively.

4 Guaranteed by Schwab and the investment adviser for the report period (excluding interest, taxes and certain non-routine expenses). The actual expense ratio during the period was 0.08% higher due to certain non-routine expenses. The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

PORTFOLIO WEIGHTINGS as of 4/30/02

This shows the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX

[PIE CHART]

1    23.1%  Small Cap Growth Funds
2    22.7%  Mid-Large Cap Funds
3    22.3%  Small Cap Value Funds
4    18.0%  Small Cap Blend Funds
5     5.4%  Micro Cap Funds
6     8.5%  Short Term Investments

MARKETMANAGER SMALL CAP PORTFOLIO -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                                       11/1/01-       11/1/00-    11/1/99-     11/1/98-    11/1/97-   9/16/97 1-
                                                        4/30/02       10/31/01    10/31/00     10/31/99    10/31/98    10/31/97
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period                     8.73          12.27       11.04         8.51        9.93       10.00
                                                       -------------------------------------------------------------------------
Income or loss from investment operations:
        Net investment income                              0.04           0.41        0.39         0.24        0.21        0.02
        Net realized and unrealized gains or losses        1.58          (2.68)       1.30         2.34       (1.36)      (0.09)
                                                       -------------------------------------------------------------------------
        Total income or loss from investment
          operations                                       1.62          (2.27)       1.69         2.58       (1.15)      (0.07)
Less distributions:
        Dividends from net investment income              (0.03)         (0.55)      (0.39)       (0.05)      (0.21)         --
        Dividends in excess of net investment income         --             --       (0.07)          --       (0.03)         --
        Distributions from net realized gains             (0.02)         (0.72)         --           --       (0.03)         --
                                                       -------------------------------------------------------------------------
        Total distributions                               (0.05)         (1.27)      (0.46)       (0.05)      (0.27)         --
                                                       -------------------------------------------------------------------------
Net asset value at end of period                          10.30           8.73       12.27        11.04        8.51        9.93
                                                       =========================================================================
Total return (%)                                         18.58 2         (19.99)     15.17        30.38      (11.84)    (0.70) 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------------

Ratio of net operating expenses to
    average net assets 5                                   0.50 3,6       0.50        0.50 4       0.50        0.50        0.50 3
Expense reductions reflected in above ratio                0.43 3         0.41        0.41         0.51        0.69        0.75 3
Ratio of net investment income to
    average net assets                                     0.78 3         4.17        2.86         2.23        2.65        1.29 3
Portfolio turnover rate                                     134            172         128          145         166          10
Net assets, end of period ($ x 1,000,000)                   126            111         162          123         129         207

1  Commencement of operations.

2  Not annualized.

3  Annualized.

4 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

5 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.

   The income received by the portfolio from underlying funds is reduced by those expenses.

6 Would have been 0.58% if certain non-routine expenses (proxy fees) had been included.

See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of April 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding
 +  New holding (since 10/31/01)
 o  Non-income producing security

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

  91.5%    OTHER INVESTMENT COMPANIES
           Market Value: $115,284
           Cost: $103,293

   8.5%    SHORT TERM INVESTMENTS
           Market Value: $10,645
           Cost: $10,645

--------------------------------------

 100.0%    TOTAL INVESTMENTS
           Market Value: $125,929
           Cost: $113,938

OTHER INVESTMENT COMPANIES
91.5% OF INVESTMENTS

                                                           MKT. VALUE
      SECURITY AND NUMBER OF SHARES                        ($ x 1,000)
      LARGE-CAP FUNDS  7.4%
      ----------------------------------------------------------------
   o+ Rydex Series Trust Mekros Fund    84,153                  1,940
   o+ Rydex Series Trust OTC Fund    309,878                    2,755
   o+ Rydex Series Trust Velocity
      100 Fund, Class H    228,715                              4,595
                                                           -----------
                                                                9,290

                                                           MKT. VALUE
      SECURITY AND NUMBER OF SHARES                        ($ x 1,000)
      SMALL-CAP/MID-CAP FUNDS 84.1%
      ----------------------------------------------------------------
  (2) ABN AMRO/TAMRO
      Small Cap Fund, Class N     720,490                       9,928
    o ABN AMRO/Veredus Aggressive Growth Fund    261,984        4,331
      AIM Mid Cap Equity Fund, Class A    107,789               2,675
    o Bjurman Micro Cap Growth Fund, Class D      70,325        3,539
    o Bridgeway Aggressive Growth Fund     125,666              4,954
      Bridgeway Micro-Cap Limited Fund     131,472              1,386
  (5) Buffalo Small Cap Fund    382,182                         8,049
      First American Micro Cap Fund      88,764                 1,931
      Forward Hoover Small Cap Equity Fund     102,673          1,600
    + Heritage Mid Cap Stock Fund, Class A    72,661            1,723
    o ICM Isabelle Small Cap Value Fund    239,555              3,304
    o Kopp Emerging Growth Fund, Class A    183,289             1,706
  (7) Olstein Financial Alert Fund,
      Advisor Shares     415,354                                6,795
    o Pin Oak Aggressive Stock Fund     29,820                    596
  (9) Royce Opportunity Fund, Investor Shares     581,002       5,915
  (6) Strong Advisor Small Cap
      Value Fund, Class A    349,700                            8,022
  (1) TCW Galileo Value Opportunity
      Fund, Class I    534,081                                 10,051
 (10) Waddell & Reed Small Cap
      Growth Fund, Class Y    457,211                           5,093
  (3) Wasatch Core Growth Fund     248,590                      9,715
  (4) Wasatch Small Cap Value Fund     1,941,147                9,259
      Wasatch Ultra Growth Fund     101,258                     2,350
      Westport Small Cap Fund,
      Institutional Class    152,024                            3,072
                                                           -----------
                                                              105,994

See the Financial Notes, which are integral to this information.

MARKETMANAGER SMALL CAP PORTFOLIO -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of April 30, 2002; unaudited.

   SHORT TERM INVESTMENTS
   8.5% OF INVESTMENTS

                                                           MKT. VALUE
      SECURITY AND NUMBER OF SHARES                        ($ x 1,000)
(8) Rydex U.S. Government Money Market Fund     6,463,670       6,464

     SECURITY                       FACE VALUE
      RATE, MATURITY DATE           ($ x 1,000)

    HSBC Bank USA, Grand
    Cayman Time Deposit,
      1.17%, 5/1/02                    1,181                    1,181
    Wachovia Bank NA, Grand
    Cayman Time Deposit,
      1.17%, 5/1/02                    3,000                    3,000
                                                           -----------
                                                               10,645

--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of April 30, 2002; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value                                         $125,929  a
Receivables:
      Fund shares sold                                                     63
      Investments sold                                                  2,500
Prepaid expenses                                                +           4
                                                                --------------
TOTAL ASSETS                                                          128,496

LIABILITIES
------------------------------------------------------------------------------
Payables:
      Fund shares redeemed                                                 20
      Investments bought                                                2,500
      Investment adviser and administrator fees                             3
Accrued expenses                                                +          84
                                                                --------------
TOTAL LIABILITIES                                                       2,607

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                          128,496
TOTAL LIABILITIES                                               -       2,607
                                                                --------------
NET ASSETS                                                           $125,889

NET ASSETS BY SOURCE
Capital received from investors                                       132,367
Distributions in excess of net investment income                          (46)
Net realized capital losses                                           (18,423)
Net unrealized capital gains                                           11,991

NET ASSET VALUE (NAV)
                 SHARES
NET ASSETS   /   OUTSTANDING  =   NAV
$125,889         12,226           $10.30

a The fund paid $113,938 for these securities. Not counting short-term obligations and government securities, the fund paid $155,335 for securities during the report period, and received $164,656 from securities it sold or that matured.

    FEDERAL TAX DATA
    -------------------------------------------------
    COST BASIS OF PORTFOLIO                 $113,956
    NET UNREALIZED GAINS AND LOSSES:
    Gains                                   $ 13,847
    Losses                             +      (1,874)
                                       --------------
                                            $ 11,973

See the Financial Notes, which are integral to this information.

MARKETMANAGER SMALL CAP PORTFOLIO -- FINANCIALS

Statement of
OPERATIONS
For November 1, 2001 through April 30, 2002; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                                $815
Interest                                                        +          20
                                                                --------------
TOTAL INVESTMENT INCOME                                                   835

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                                (3,221)
Net realized gains received from underlying funds               +       1,399
                                                                --------------
NET REALIZED LOSSES                                                    (1,822)

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized gains on investments                                    21,758

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                                 330  a
Transfer agent and shareholder service fees                               153  b
Trustees' fees                                                              4  c
Custodian fees                                                             14
Portfolio accounting fees                                                   8
Professional fees                                                          15
Registration fees                                                          17
Proxy fees                                                                 22
Shareholder reports                                                        51
Other expenses                                                  +           5
                                                                --------------
Total expenses                                                            619
Expense reduction                                               -         263  d
                                                                --------------
NET EXPENSES                                                              356

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   835
NET EXPENSES                                                    -         356
                                                                --------------
NET INVESTMENT INCOME                                                     479
NET REALIZED LOSSES                                                    (1,822) e
NET UNREALIZED GAINS                                            +      21,758  e
                                                                --------------
INCREASE IN NET ASSETS FROM OPERATIONS                                $20,415

a Calculated as a percentage of average daily net assets: 0.54% of the first $500 million and 0.49% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. Schwab waived its transfer agent and shareholder services fees through April 30, 2002.

c  For the fund's independent trustees only.

d Includes $110 from the investment adviser (CSIM) and $153 from the transfer agent and shareholder service agent (Schwab). For the report period, CSIM and Schwab guaranteed to limit the operating expenses of this fund to 0.50% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.

e  These add up to a net gain on investments of $19,936.


See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for 11/1/01-4/30/02 are unaudited.

OPERATIONS
------------------------------------------------------------------------------

                                         11/1/01-4/30/02     11/1/00-10/31/01
Net investment income                               $479               $5,591
Net realized losses                               (1,822)             (13,295)
Net unrealized gains or losses           +        21,758              (22,614)
                                         -------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                   20,415              (30,318)

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                332                 7,154
Distributions from net realized gains    +          307                 9,290
                                         -------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID             $639               $16,444

TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------

                                11/1/01-4/30/02          11/1/00-10/31/01
                            QUANTITY          VALUE    QUANTITY         VALUE
Shares sold                       691        $6,876       1,093       $10,985
Shares reinvested                  63           639       1,520        15,538
Shares redeemed            +   (1,287)      (12,751)     (3,029)      (30,012)
                           ---------------------------------------------------
NET DECREASE                     (533)      ($5,236)       (416)      ($3,489)

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------

                                11/1/01-4/30/02          11/1/00-10/31/01
                               SHARES    NET ASSETS    SHARES     NET ASSETS
Beginning of period            12,759      $111,349    13,175       $161,600
Total increase
or decrease                +     (533)       14,540      (416)       (50,251)  a
                           ---------------------------------------------------
END OF PERIOD                  12,226      $125,889    12,759       $111,349   b

a Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the value of transactions in fund shares, minus distributions paid.

b Includes distributions in excess of net investment income in the amount of $46 and $193 at the end of the current period and prior period, respectively.


See the Financial Notes, which are integral to this information.

     This portfolio offers access to many foreign markets that can be difficult for individual investors to reach.

SCHWAB

INTERNATIONAL PORTFOLIO

[PHOTO OF JEFFREY MORTIMER]

     JEFFREY MORTIMER, a vice president of the adviser, is responsible for the overall management of the Schwab MarketManager Portfolios.(R) Prior to joining the firm in October 1997, he worked for more than eight years in asset allocation and manager selection.


TICKER SYMBOL    SWOIX

THE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.


MANAGER'S PERSPECTIVE

THE MODEST REBOUND IN THE U.S. MARKETS OVER THE SIX-MONTH REPORT PERIOD HELPED PROPEL INTERNATIONAL MARKETS HIGHER AS WELL. International value and growth funds both did well over the period, while exposure to emerging markets benefited shareholders as these markets were the best performers.

DURING THE REPORT PERIOD, WE MAINTAINED A SLIGHT EMPHASIS ON VALUE OVER GROWTH. Regionally, we remained overweight in Europe and underweight in Asia, while having some limited exposure to emerging markets through three funds: GMO Emerging Country Debt III, GMO Emerging Markets and Delaware Emerging Markets.1 The portfolio did not change significantly over the report period, as we continued to be relatively underweight in Japan, waiting for more proof of a sustained recovery there.

Our top performing funds were those that focused on emerging markets, and include the latter two funds mentioned above. Other strong performers were Oakmark International and American Century International Discovery.1

WHILE THE MIDDLE EAST, TERRORISM, AND ACCOUNTING INDISCRETIONS CONTINUE TO WEIGH ON THE MINDS OF INVESTORS, the outlook for the U.S. economy is still pointing towards a recovery, albeit slower than many would like. As the U.S. markets try to regain their footing, international stocks may garner more attention from investors seeking higher returns.


International and global securities can involve risks such as political and economic instability and currency risk.

1 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

INTERNATIONAL PORTFOLIO

PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS as of 4/30/02

This chart compares performance of the portfolio with the MSCI-EAFE(R) Index and the Morningstar Foreign Stock Fund category.

[BAR CHART]

                                                                   FOREIGN STOCK
                                                    MSCI-EAFE        PEER GROUP
                                  PORTFOLIO 1         INDEX          AVERAGE 2
                                  -----------         -----          ---------
Total Return
 6 MONTHS 3                          9.77%             5.53%            7.39%
 1 YEAR                             (6.51%)          (13.79%)         (12.89%)
 5 YEARS                             9.10%             1.34%            2.57%
 SINCE INCEPTION: 10/16/96           9.34%             1.19%            3.28%


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the MSCI-EAFE Index.

[LINE CHART]

                                        MSCI-EAFE
                   PORTFOLIO 1            INDEX
16-Oct-96            $10,000             $10,000
   Oct-96            $ 9,910             $ 9,836
   Nov-96            $10,220             $10,228
   Dec-96            $10,313             $10,096
   Jan-97            $10,426             $ 9,742
   Feb-97            $10,599             $ 9,902
   Mar-97            $10,558             $ 9,938
   Apr-97            $10,609             $ 9,991
   May-97            $11,209             $10,641
   Jun-97            $11,697             $11,227
   Jul-97            $11,962             $11,409
   Aug-97            $11,199             $10,557
   Sep-97            $11,830             $11,148
   Oct-97            $11,046             $10,291
   Nov-97            $10,894             $10,186
   Dec-97            $11,016             $10,274
   Jan-98            $11,146             $10,744
   Feb-98            $11,925             $11,434
   Mar-98            $12,670             $11,786
   Apr-98            $12,952             $11,879
   May-98            $13,265             $11,821
   Jun-98            $13,157             $11,911
   Jul-98            $13,525             $12,031
   Aug-98            $11,654             $10,540
   Sep-98            $11,006             $10,217
   Oct-98            $11,438             $11,281
   Nov-98            $12,011             $11,859
   Dec-98            $12,481             $12,327
   Jan-99            $12,820             $12,290
   Feb-99            $12,415             $11,998
   Mar-99            $12,853             $12,498
   Apr-99            $13,815             $13,004
   May-99            $13,170             $12,335
   Jun-99            $14,428             $12,816
   Jul-99            $14,985             $13,196
   Aug-99            $15,248             $13,245
   Sep-99            $15,401             $13,379
   Oct-99            $16,232             $13,881
   Nov-99            $18,683             $14,362
   Dec-99            $21,819             $15,652
   Jan-00            $21,236             $14,658
   Feb-00            $24,410             $15,052
   Mar-00            $23,356             $15,636
   Apr-00            $21,149             $14,814
   May-00            $20,120             $14,452
   Jun-00            $21,100             $15,018
   Jul-00            $20,554             $14,388
   Aug-00            $21,249             $14,513
   Sep-00            $20,120             $13,806
   Oct-00            $19,253             $13,481
   Nov-00            $18,050             $12,975
   Dec-00            $18,672             $13,436
   Jan-01            $18,893             $13,440
   Feb-01            $17,883             $12,434
   Mar-01            $16,680             $11,590
   Apr-01            $17,538             $12,386
   May-01            $17,496             $11,928
   Jun-01            $17,178             $11,438
   Jul-01            $16,639             $11,240
   Aug-01            $16,182             $10,979
   Sep-01            $14,495              $9,867
   Oct-01            $14,937             $10,120
   Nov-01            $15,588             $10,493
   Dec-01            $16,028             $10,555
   Jan-02            $15,659              $9,994
   Feb-02            $15,762             $10,064
   Mar-02            $16,515             $10,609
30-Apr-02            $16,397             $10,679

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. All performance figures do not indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source: Morningstar, Inc. As of 4/30/02, the total number of funds in the Foreign Stock Fund category for the 6-month, one- and five-year periods was 901, 853, and 422, respectively.

3  Not annualized.

INTERNATIONAL PORTFOLIO

PORTFOLIO FACTS


TOP TEN HOLDINGS 1 as of 4/30/02

 (1) ARTISAN INTERNATIONAL FUND                        24.2%
 (2) JANUS WORLDWIDE FUND                              21.7%
 (3) TWEEDY BROWNE GLOBAL VALUE FUND                    9.8%
 (4) OAKMARK INTERNATIONAL FUND, CLASS I                9.2%
 (5) AMERICAN CENTURY INTERNATIONAL DISCOVERY
       FUND, INSTITUTIONAL CLASS                        8.4%
 (6) GMO EMERGING COUNTRY DEBT FUND                     3.6%
 (7) LONGLEAF PARTNERS INTERNATIONAL FUND               3.3%
 (8) RYDEX U.S. GOVERNMENT MONEY
       MARKET FUND                                      3.2%
 (9) DEUTSCHE INTERNATIONAL SELECT EQUITY
       FUND, INSTITUTIONAL CLASS                        2.7%
(10) RYDEX SERIES TRUST NOVA FUND                       2.6%
     -------------------------------------------------------
     TOTAL PERCENTAGE OF INVESTMENTS                   88.7%


STATISTICS as of 4/30/02

                                                  PEER GROUP
                                  PORTFOLIO        AVERAGE 2
------------------------------------------------------------
Number of Holdings                      18              149
------------------------------------------------------------
Median Market Cap ($ Mil)          $19,938          $17,788
------------------------------------------------------------
Price/Earnings (P/E) Ratio            25.8             26.6
------------------------------------------------------------
Price/Book (P/B) Ratio                 4.0              3.8
------------------------------------------------------------
12-Month Yield                        0.61%            0.53%
------------------------------------------------------------
Portfolio Turnover Rate 3                5%              99%
------------------------------------------------------------
Three-Year Beta                       0.76             0.75
------------------------------------------------------------


EXPENSE RATIO as of 4/30/02

[BAR CHART]

PORTFOLIO                0.50% 4
PEER GROUP AVERAGE       1.65% 2


PORTFOLIO WEIGHTINGS as of 4/30/02

This shows the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX

[PIE CHART]

1      87.3%    International Diversified Mutual Funds
2       6.0%    Emerging Markets
3       5.9%    Short Term Investments
4       0.8%    Asian Regional Mutual Funds

REGIONAL DIVERSIFICATION 5

[PIE CHART]

1      Developed Europe     45.7%
2      United States        15.6%
3      Developed Pacific    12.9%
4      Cash                 11.7%
5      Emerging Markets     11.0%
6      Others                3.1%

TOP FIVE COUNTRIES

[PIE CHART]

1      United Kingdom       12.3%
2      United States         9.4%
3      Japan                 8.4%
4      Netherlands           7.1%
5      Switzerland           5.2%
6      Others               57.6%

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/02, there were 908 funds in the Morningstar Foreign Stock Fund category.

3  For the 6 month and one-year periods, respectively.

4 Guaranteed by Schwab and the investment adviser for the report period (excluding interest, taxes and certain non-routine expenses). The actual expense ratio during the period was 0.07% higher due to certain non-routine expenses. The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

5 Developed Europe includes the following countries: Austria, Belgium, Denmark, Finland, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Developed Pacific includes the following countries: Australia, China/Hong Kong, Indonesia, Japan, Malaysia, New Zealand, Singapore, and Thailand.

MARKETMANAGER INTERNATIONAL PORTFOLIO -- FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

                                                       11/1/01-       11/1/00-     11/1/99-     11/1/98-      11/1/97-      11/1/96-
                                                        4/30/02       10/31/01     10/31/00     10/31/99      10/31/98      10/31/97
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  10.80          15.53        14.84         10.58         10.86         9.91
                                                       -----------------------------------------------------------------------------
Income or loss from investment operations:
    Net investment income                                0.08           0.73         0.53          0.11          0.34         0.17
    Net realized and unrealized gains or losses          0.96          (3.90)        2.49          4.28          0.02         0.95
                                                       -----------------------------------------------------------------------------
    Total income or loss from investment
      operations                                         1.04          (3.17)        3.02          4.39          0.36         1.12
Less distributions:
    Dividends from net investment income                (0.07)         (0.74)       (0.49)        (0.11)        (0.33)       (0.17)
    Dividends in excess of net investment income           --          (0.03)          --         (0.02)        (0.01)          --
    Distributions from net realized gains               (0.66)         (0.79)       (1.84)           --         (0.30)          --
                                                       -----------------------------------------------------------------------------
Total distributions                                     (0.73)         (1.56)       (2.33)        (0.13)        (0.64)       (0.17)
                                                       -----------------------------------------------------------------------------
Net asset value at end of period                        11.11          10.80        15.53         14.84         10.58        10.86
                                                       =============================================================================
Total return (%)                                         9.77 2       (22.41)       18.61         41.92          3.55        11.47

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets 2                                   0.50 3,5       0.50         0.50 1        0.50          0.50         0.50
Expense reductions reflected in above ratio              0.38 3         0.38         0.39          0.47          0.70         0.80
Ratio of net investment income to
  average net assets                                     1.32 3         5.13         1.94          0.94          2.96         1.40
Portfolio turnover rate                                     5             51           80           249           236          179
Net assets, end of period ($ x 1,000,000)                 248            215          278           104            74           81

1 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

2  Not annualized.

3  Annualized.

4 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

5 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

See the Financial Notes, which are integral to this information.

MARKETMANAGER INTERNATIONAL PORTFOLIO -- FINANCIALS

PORTFOLIO HOLDINGS
As of April 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding
 +  New holding (since 10/31/01)
 o  Non-income producing security

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 94.1%   OTHER INVESTMENT COMPANIES
         Market Value: $233,503
         Cost: $262,731

  5.9%   SHORT TERM INVESTMENTS
         Market Value: $14,589
         Cost: $14,589
-----------------------------------
100.0%   TOTAL INVESTMENTS
         Market Value: $248,092
         Cost: $277,320


      OTHER INVESTMENT COMPANIES
      94.1% of investments

                                                           MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
      ASIAN FUNDS  0.8%
      --------------------------------------------------------------
    o Liberty Newport Tiger Fund,
      Class A    199,163                                       2,014

      INTERNATIONAL STOCK FUNDS  88.7%
      --------------------------------------------------------------
 o(5) American Century
      International Discovery Fund,
      Institutional Class    1,907,249                        20,865
  (1) Artisan International Fund    3,184,181                 60,054
      Delaware Pooled Trust
      Emerging Markets Portfolio    144,686                    1,160
  (9) Deutsche International Select
      Equity Fund, Institutional Class    418,485              6,666
  (6) GMO Emerging Country
      Debt Fund III    932,758                                 8,871
      GMO Emerging Markets Fund    448,457                     4,888
  (2) Janus Worldwide Fund    1,312,723                       53,861
  (7) Longleaf Partners
      International Fund    642,156                            8,207
      Masters Select
      International Fund    469,732                            6,285
  (4) Oakmark International
      Fund, Class I    1,389,368                              22,772
      Thornburg Global
      Value Fund, Class A    123,683                           1,885
  (3) Tweedy Browne Global
      Value Fund    1,228,954                                 24,419
                                                             -------
                                                             219,933
      LARGE-CAP FUNDS 4.6%
      --------------------------------------------------------------
+(10) Rydex Series Trust
      Nova Fund    282,714                                     6,556
    o Rydex Series Trust
      OTC Fund    562,430                                      5,000
                                                             -------
                                                              11,556
      SHORT TERM INVESTMENTS
      5.9% of investments
      --------------------------------------------------------------

      SECURITY AND NUMBER OF SHARES

 +(8) Rydex U.S. Government
      Money Market Fund     8,005,125                          8,005

      SECURITY                                FACE VALUE
        RATE, MATURITY DATE                  ($ x 1,000)
      HSBC Bank USA, Grand
      Cayman Time Deposit,
        1.17%, 5/1/02                            1,584         1,584
      Wachovia Bank NA, Grand
      Cayman Time Deposit,
        1.17%, 5/1/02                            5,000         5,000
                                                             -------
                                                              14,589

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of April 30, 2002; unaudited. All numbers x 1,000 except NAV.


ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                           $248,092 a
Receivables:
      Fund shares sold                                                      290
      Investments sold                                                    5,000
Prepaid expenses                                                  +           4
                                                                  -------------
TOTAL ASSETS                                                            253,386

LIABILITIES
--------------------------------------------------------------------------------
Payables:
      Fund shares redeemed                                                  149
      Investments bought                                                  5,000
      Investment adviser and administrator fees                               9
Accrued expenses                                                  +         116
                                                                  -------------
TOTAL LIABILITIES                                                         5,274

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            253,386
TOTAL LIABILITIES                                                 -       5,274
                                                                  -------------
NET ASSETS                                                             $248,112

NET ASSETS BY SOURCE
Capital received from investors                                         322,509
Distributions in excess of net investment income                           (392)
Net realized capital losses                                             (44,777)
Net unrealized capital losses                                           (29,228)

NET ASSET VALUE (NAV)
                 SHARES
NET ASSETS (Divided by) OUTSTANDING   =   NAV
$248,112         22,342            $11.11

a The fund paid $277,320 for these securities. Not counting short-term obligations and government securities, the fund paid $16,123 for securities during the report period, and received $11,384 from securities it sold or that matured.



FEDERAL TAX DATA
-------------------------------------------------
COST BASIS OF PORTFOLIO                  $278,367

NET UNREALIZED GAINS AND LOSSES:
Gains                                    $  6,888
Losses                               +    (37,163)
                                     ------------
                                        ($ 30,275)

-------------------------------------------------

See the Financial Notes, which are integral to this information.

MARKETMANAGER INTERNATIONAL PORTFOLIO -- FINANCIALS

Statement of
OPERATIONS
For November 1, 2001 through April 30, 2002; unaudited. All numbers x 1,000.


INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $ 2,105
Interest                                                          +          85
                                                                  -------------
TOTAL INVESTMENT INCOME                                                   2,190

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                  (3,860)
Net realized gains received from underlying funds                 +         523
                                                                  -------------
NET REALIZED LOSSES                                                      (3,337)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      22,802

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   623  a
Transfer agent and shareholder service fees                                 288  b
Trustees' fees                                                                4  c
Custodian fees                                                               11
Portfolio accounting fees                                                    16
Professional fees                                                            16
Registration fees                                                            15
Shareholder reports                                                          27
Proxy fees                                                                   86
Other expenses                                                    +           5
                                                                  -------------
Total expenses                                                            1,091
Expense reduction                                                 -         429  d
                                                                  -------------
NET EXPENSES                                                                662

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   2,190
NET EXPENSES                                                      -         662
                                                                  -------------
NET INVESTMENT INCOME                                                     1,528
NET REALIZED LOSSES                                                      (3,337) e
NET UNREALIZED GAINS                                              +      22,802  e
                                                                  -------------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $20,993

a Calculated as a percentage of average daily net assets: 0.54% of the first $500 million and 0.49% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. Schwab waived its transfer agent and shareholder services fees through April 30, 2002.

c  For the fund's independent trustees only.

d Includes $141 from the investment adviser (CSIM) and $288 from the transfer agent and shareholder service agent (Schwab). For the report period, CSIM and Schwab guaranteed to limit the operating expenses of this fund to 0.50% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.

e  These add up to a net gain on investments of $19,465.

See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for 11/1/01-4/30/02 are unaudited.


OPERATIONS
--------------------------------------------------------------------------------

                                            11/1/01-4/30/02     11/1/00-10/31/01
Net investment income                                $1,528              $12,883
Net realized losses                                  (3,337)             (28,066)
Net unrealized gains or losses           +           22,802              (48,873)
                                         ---------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                      20,993              (64,056)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                  1,423               13,239
Dividends in excess of net
      investment income                                  --                  497
Distributions from net realized gains    +           13,081               14,079
                                         ---------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID              $14,504              $27,815

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------

                                 11/1/01-4/30/02             11/1/00-10/31/01
                              QUANTITY        VALUE       QUANTITY         VALUE
Shares sold                      3,299      $36,308          4,969       $64,766
Shares reinvested                1,338       14,503          1,978        26,528
Shares redeemed           +     (2,222)     (24,367)        (4,922)      (62,175) a
                          ------------------------------------------------------
NET INCREASE                     2,415      $26,444          2,025       $29,119

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------

                                 11/1/01-4/30/02             11/1/00-10/31/01
                                SHARES   NET ASSETS         SHARES    NET ASSETS
Beginning of period             19,927     $215,179         17,902      $277,931
Total increase
or decrease               +      2,415       32,933          2,025       (62,752) b
                          ------------------------------------------------------
END OF PERIOD                   22,342     $248,112         19,927      $215,179  c

a Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

   CURRENT PERIOD       $ 18
   PRIOR PERIOD         $114

b Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the value of transactions in fund shares, minus distributions paid.

c Includes distributions in excess of net investment income in the amount of $392 and $497 at the end of the current period and prior period, respectively.

See the Financial Notes, which are integral to this information.

FINANCIAL NOTES



FINANCIAL NOTES
Unaudited
BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.



--------------------------------------------------------------------------------

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST
Organized May 7, 1993

   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund(R)
   Schwab Total Stock Market Index Fund(R)
   Schwab International Index Fund(R)
   Schwab Core Equity Fund(TM)
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Schwab MarketManager Growth Portfolio
   Schwab MarketManager Balanced Portfolio
   Schwab MarketManager Small Cap Portfolio
   Schwab MarketManager International Portfolio
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Institutional Select S&P 500 Fund
   Institutional Select Large-Cap Value Index Fund
   Institutional Select Small-Cap Value Index Fund

--------------------------------------------------------------------------------

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY BORROW MONEY FROM BANKS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. The percentages of fund shares of other related funds owned are shown in each fund's Statement of Assets and Liabilities.

THE FUNDS INTEND TO CONTINUE TO MEET THE FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

FINANCIAL NOTES



SUBSEQUENT EVENT

A special meeting of Shareholders was held on May 28, 2002 for the purpose of voting on proposals to implement the conversion of the MarketManagers Portfolios from a "multi-fund" strategy to a "multi-manager" strategy. The close of business on February 28, 2002 was designated as the record date for determining those shareholders entitled to vote at the meeting.

Shareholders of the MarketManager Portfolios approved each of the proposals and the changes became effective on June 3, 2002. In addition, effective June 3, 2002, the names of the portfolios were changed as follows:

                         PRIOR                                               NEW
      --------------------------------------------       -------------------------------------------
      Schwab MarketManager Growth Portfolio              Schwab U.S. MarketMasters Fund(TM)
      Schwab MarketManager Balanced Portfolio            Schwab Balanced MarketMasters Fund(TM)
      Schwab MarketManager Small Cap Portfolio           Schwab Small-Cap MarketMasters Fund(TM)
      Schwab MarketManager International Portfolio       Schwab International MarketMasters Fund(TM)

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

      SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the last-quoted sale price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

      SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE, INCLUDING LIMITED PARTNERSHIPS: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

      UNDERLYING FUNDS: Valued at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940 for a given day.

      SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

HOW TO READ THIS REPORT


This report, including the financial tables, has been designed to be EASY TO READ. The next few pages provide additional information that can help you more fully understand the financial tables and why they are important to ALL FUND INVESTORS.

In this section, we take a closer look at the types of information presented in the financial tables.

Brief CALLOUTS add context to some of the most important elements in the tables, and help explain certain fund operations and accounting principles.

At the end, a GLOSSARY defines many of the financial terms that are used in this report.


[GRAPHIC OF SAMPLE OF FINANCIAL HIGHLIGHTS TABLE]


The financial highlights summarize a fund's activities over the past five years (or since inception, if the fund doesn't yet have five years of operating history).

The figures in the first part of the table are for a single share of a fund that was "outstanding," or in existence, during the periods indicated.

These lines show how much the fund earned per share, and where these earnings came from: how much was from interest and dividends, and how much from capital appreciation (that is, price increases of investments the fund owned). A fund may show losses in this section if its expenses exceeded its income or its capital losses exceeded its capital gains.

Some funds, such as money funds, typically receive all their earnings as interest, while some equity funds may have only appreciation, or may receive interest and dividends only occasionally.

Total return shows what an investor in a fund would have earned or lost during each period indicated, assuming that all dividends and distributions were reinvested. Because the numbers in the financial highlights are for a fund's fiscal year, they will be different from calendar year numbers, except for funds whose fiscal year is the same as the calendar year.

[GRAPHIC OF SAMPLE OF FINANCIAL HIGHLIGHTS TABLE]
                                                 Table is for illustration only.


In some cases, such as with funds that started partway through their planned fiscal year or have changed their fiscal year, the financial highlights may contain a "stub period" that is less than 12 months.

In financial tables, parentheses around numbers are used to indicate a negative number, such as a loss, or a number that is being subtracted, such as a distribution paid by a fund to its shareholders.

The figures in this part of the table disclose a fund's annual operating expenses. The expenses are shown as a percentage of a fund's average net assets, because they are paid from these assets.

For some funds, the annual expenses are capped at a certain level. With these funds, there are two sets of expense figures: net expenses and the amounts of any expense reductions. The net figures reflect what the expenses actually were, after the reductions.

This shows you how much a fund netted in dividend and interest income (i.e., total dividends and interest minus expenses), expressed as a percentage of the fund's average net assets.

The turnover rate tells you how actively a fund has traded securities. A rate of 100% would be the equivalent of replacing every security in the portfolio over the period of a year.

Consistently high turnover can result in taxable distributions, which can lower after-tax performance--although this is not a concern if your investment is held in an IRA, 401(k) or other tax-deferred account.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE OF PORTFOLIO HOLDINGS PAGE]
                                                 Table is for illustration only.


The Portfolio Holdings (sometimes also called the Schedule of Investments) is a snapshot of all securities a fund held on the last day of the report period.

Symbols that may appear in the Portfolio Holdings:

(1) Top ten holding--shows a fund's ten largest positions, as measured by market value.

+   New holding--a security the fund added during the report period.

o Non-income producing security--this includes several categories of securities: those that never pay dividends (such as many growth stocks); those that sometimes pay dividends, but have not done so in the past 12 months; and those that typically do pay dividends, but have missed a recent dividend payment.

# Global Depositary Receipt (GDR)--a security issued in one country that represents a stock issued in another country.

* American Depositary Receipt (ADR)--a type of GDR that is traded in the United States and priced in U.S. dollars.

= Collateral for open futures contracts--indicates a security the fund has set aside in a separate account to cover possible losses that may result from a futures contract. The fund is not permitted to sell a security while it is pledged as collateral.

/ Issuer is related to the fund's adviser--indicates a security issued by the company that manages the fund, or related parties of that company. Substantial ownership of such securities could represent conflict of interest, which is why this disclosure is required.

This shows a breakdown of holdings by asset type. To the right of the pie chart are figures showing the total market value of securities of each asset type, and also what a fund paid for those securities.

[GRAPHIC OF SAMPLE OF PORTFOLIO HOLDINGS PAGE]
                                                 Table is for illustration only.

For all bonds, the report shows the security name, the rate the security pays and the maturity date. The maturity date is the date when the bond is retired and the issuer returns the money borrowed ("principal" or "face value") to the bondholder.

During its lifetime, a bond may trade at a premium or a discount to its par value, depending on interest rate trends and other factors. When a bond begins to approach maturity, its market value typically moves closer to its face value.

In this example, the investment shown is one that seeks to maintain a stable $1.00 share price, so the number of shares is typically the same as the market value (allowing for rounding in the value column).

In some cases, securities are organized into subgroups (in this example, stock holdings are organized by industry). For each sub-group, there are figures showing the percentage of investments represented and the total market value of the securities in the subgroup. Note that for all dollar values, you need to add three zeroes after each number to get the approximate value.

Most equity funds keep a small percentage of assets in high quality, liquid investments, in order to manage their cash flow needs.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE OF STATEMENT OF ASSETS AND LIABILITIES TABLE]
                                                 Table is for illustration only.


The Statement of Assets and Liabilities is a snapshot of a fund's balance sheet on the last day of the report period.

At any given time, a fund is likely to be owed money from various sources that it has not yet received, and to owe money it hasn't yet paid.

This section gathers the totals from the first two sections in order to compute net assets.

This section shows where the assets described above came from. "Capital received from investors" is money a fund received from investors buying its shares during the report period, and is a net figure (meaning that money the fund remitted to investors who redeemed their shares has already been subtracted from it).

As with the Portfolio Holdings, the figures in these statements need to be multiplied by 1,000. This includes the figures in the notes.

The collateral is simultaneously counted as an asset (because the fund held it as of the report date) and as a liability (because it is owned by the institutions that provided it as collateral).







[GRAPHIC OF SAMPLE OF FEDERAL TAX DATA TABLE]
                                                 Table is for illustration only.


Although a mutual fund doesn't expect to pay federal income tax, it does have to file a return with the IRS and disclose certain tax information to shareholders. In some cases, the requirements of tax accounting differ from the requirements of the accounting practices used in keeping a fund's books, so the figures in this box may differ from those shown elsewhere in the financials. These differences may require that some values be reclassified in the financials, but this does not affect a fund's NAV.

[GRAPHIC OF SAMPLE OF STATEMENT OF OPERATIONS TABLE]
                                                 Table is for illustration only.

The Statement of Operations tells you how much money a fund earned and spent over the course of the report period, and how much it gained and lost on its investments.

These are the capital gains or losses resulting from securities a fund sold during the report period.

These represent the change in unrealized gains or losses over the report period.

To safeguard the interests of shareholders, mutual funds must keep their portfolio securities in accounts at a financial institution, whose tasks include maintaining records of a fund's holdings.

Covers most activities related to managing a fund's portfolio.

Covers most activities associated with shareholders, including processing transactions in fund shares and providing services such as account statements and information. In funds with more than one share class, these figures are reported by class.

This section gathers the totals from the first four sections in order to compute the net earnings or losses that resulted from a fund's operations during the report period. These figures also appear, in summary form, on the Statements of Changes in Net Assets.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE OF STATEMENTS OF CHANGES IN NET ASSETS TABLE]
                                                 Table is for illustration only.

The Statements of Changes in Net Assets compare a fund's performance during the current report period with its performance from the previous report period.

Keep in mind that if the current report is a semiannual report, its figures are only for six months, whereas the figures for the previous period are generally for a full year.

From this section, you can see how the size of a fund was affected by investors buying and selling shares (as opposed to changes due to fund performance, shown above in "Operations").

The information shows how many shares the fund sold to investors, how many shares the fund issued in connection with investors who reinvested their dividends or distributions, and how many shares the fund redeemed (bought back from investors).

In funds with more than one share class, these figures are reported by class.

These are the figures for the current report period.

These are the figures for the previous report period.

For mutual funds, the number of "shares outstanding" is the number of shares in existence.

GLOSSARY


ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

CONTACT SCHWAB

The SchwabFunds(R) Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.


METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.


INTERNET 1

www.schwab.com


SCHWAB BY PHONE(TM)

Use our automated voice service or speak to a representative. Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 800-272-4922

MAIL

Write to SchwabFunds at:
PO Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.


THE SCHWABFUNDS FAMILY


STOCK FUNDS

Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Focus Funds
      Communications Focus Fund
      Financial Services Focus Fund
      Health Care Focus Fund
      Technology Focus Fund
Schwab MarketManager Portfolios(R)
      Small Cap Portfolio
      International Portfolio


ASSET ALLOCATION FUNDS

Schwab MarketTrack Portfolios(R)
      All Equity Portfolio
      Growth Portfolio
      Balanced Portfolio
      Conservative Portfolio
Schwab MarketManager Portfolios
      Growth Portfolio
      Balanced Portfolio


BOND FUNDS

Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund


SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)

1  Shares of Sweep Investments(TM)may not be purchased over the Internet.

2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]








INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104


DISTRIBUTOR

SchwabFunds(R)
PO Box 3812, Englewood, CO 80155-3812


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2002 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. REG13563-04 (6/02)